Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	DEBT OBLIGATIONS — 94.8%

	Asset Backed Securities — 3.4%
250,000	522 Funding CLO I, Ltd., Series 2019-1A, Class E, 8.89% (3 mo. USD LIBOR plus 7.34%), due 01/15/33(b) 144A	236,380
1,090,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 0.61% (1 mo. USD LIBOR plus 0.43%), due 12/25/35(b)	1,003,789
500,000	Allegro CLO XI Ltd., Series 2019-2A, Class A1A, 3.23% (3 mo. USD LIBOR plus 1.39%), due 01/19/33(b) 144A	492,041
250,000	AMMC CLO, Ltd., Series 2017-20A, Class D, 4.53% (3 mo. USD LIBOR plus 3.40%), due 04/17/29(b) 144A	237,093
397,044	Apex Credit CLO, Ltd., Series 2017-1A, Class A1, 2.49% (3 mo. USD LIBOR plus 1.47%), due 04/24/29(b) 144A	390,457
420,000	Apidos CLO XXII, Series 2015-22A, Class DR, 7.89% (3 mo. USD LIBOR plus 6.75%), due 04/20/31(b) 144A	387,691
965,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	856,515
400,000	Ares LII CLO, Ltd., Series 2019-52A, Class D, 5.05% (3 mo. USD LIBOR plus 3.95%), due 04/22/31(b) 144A	392,742
300,000	Ares XLI CLO, Ltd., Series 2016-41A, Class D, 5.42% (3 mo. USD LIBOR plus 4.20%), due 01/15/29(b) 144A	295,678
500,000	Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.29% (3 mo. USD LIBOR plus 2.90%), due 05/15/30(b) 144A	457,469
1,290,000	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE5, Class M1, 0.46% (1 mo. USD LIBOR plus 0.28%), due 07/25/36(b)	932,205
714,487	Asset Backed Securities Corp. Home Equity Loan Trust Series RFC, Series 2007-HE1, Class A4, 0.32% (1 mo. USD LIBOR plus 0.14%), due 12/25/36(b)	662,354
410,000	Avery Point VI CLO, Ltd., Series 2015-6A, Class DR, 3.49% (3 mo. USD LIBOR plus 2.95%), due 08/05/27(b) 144A	383,523
545,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.07%, due 09/20/23 144A	547,646
500,000	Barings CLO, Ltd., Series 2013-IA, Class CR, 2.64%, due 01/20/28(c) 144A	488,138
250,000	Benefit Street Partners CLO IV, Ltd., Series 2014-IVA, Class CRR, 4.94% (3 mo. USD LIBOR plus 3.80%), due 01/20/29(b) 144A	235,356
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class C, 4.27% (3 mo. USD LIBOR plus 3.05%), due 10/15/30(b) 144A	224,566
700,000	BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1, 2.30% (3 mo. USD LIBOR plus 1.08%), due 07/15/31(b) 144A	682,780
650,000	BlueMountain CLO, Ltd., Series 2012-2A, Class AR2, 1.43% (3 mo. USD LIBOR plus 1.05%), due 11/20/28(b) 144A	640,420
336,313	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 2.64% (3 mo. USD LIBOR plus 1.33%), due 04/13/27(b) 144A	335,968
696,171	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	701,527
250,000	Bristol Park CLO, Ltd., Series 2016-1A, Class ER, 8.22% (3 mo. USD LIBOR plus 7.00%), due 04/15/29(b) 144A	228,832
385,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.87%, due 10/16/23	394,728
250,000	California Street CLO IX, LP, Series 2012-9A, Class AR2, 3.16% (3 mo. USD LIBOR plus 1.32%), due 07/16/32(b) 144A	244,250
600,000	Canyon CLO, Ltd., Series 2020-1A, Class B, 3.15% (3 mo. USD LIBOR plus 2.75%), due 07/15/28(b) 144A	602,492

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Asset Backed Securities — continued
650,519	Carlyle Global Market Strategies CLO, Ltd., Series 2014-2RA, Class A1, 1.44% (3 mo. USD LIBOR plus 1.05%), due 05/15/31(b) 144A	634,057
600,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 7.14% (3 mo. USD LIBOR plus 6.00%), due 04/20/29(b) 144A	536,565
200,000	CCG Receivables Trust, Series 2018-1, Class C, 3.42%, due 06/16/25 144A	201,393
330,000	Cent CLO 24, Ltd., Series 2015-24A, Class CR, 4.37% (3 mo. USD LIBOR plus 3.15%), due 10/15/26(b) 144A	308,836
601,400	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	576,861
250,000	Cumberland Park CLO, Ltd., Series 2015-2A, Class ER, 6.79% (3 mo. USD LIBOR plus 5.65%), due 07/20/28(b) 144A	224,038
205,558	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	193,238
400,000	Dryden 72 CLO, Ltd., Series 2019-72A, Class D, 4.09%, due 05/15/32(c) 144A	378,520
486,800	Dryden CLO XXV Senior Loan Fund, Series 2012-25A, Class ARR, 2.12% (3 mo. USD LIBOR plus 0.90%), due 10/15/27(b) 144A	482,152
650,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, due 03/15/24 144A	664,823
581,028	Falcon Aerospace, Ltd., Series 2017-1, Class A, 4.58%, due 02/15/42 144A	540,797
600,000	FBR Securitization Trust, Series 2005-2, Class M4, 1.11% (1 mo. USD LIBOR plus 0.93%), due 09/25/35(b)	319,071
1,360,530	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M1, 0.63% (1 mo. USD LIBOR plus 0.45%), due 11/25/36(b)	1,351,423
225,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, due 11/15/22 144A	227,680
260,000	Flatiron CLO, Ltd., Series 2017-1A, Class A, 1.64% (3 mo. USD LIBOR plus 1.25%), due 05/15/30(b) 144A	256,124
250,000	Golub Capital Partners CLO, Ltd., Series 2020-49A, Class A1, 2.78% (3 mo. USD LIBOR plus 2.50%), due 07/20/32(b) (d) 144A	250,000
400,000	Golub Capital Partners CLO, Ltd., Series 2020-49A, Class B, 3.48% (3 mo. USD LIBOR plus 3.20%), due 07/20/32(b) (d) 144A	400,000
250,000	Greenwood Park CLO, Ltd., Series 2018-1A, Class E, 6.17% (3 mo. USD LIBOR plus 4.95%), due 04/15/31(b) 144A	208,144
250,000	Greywolf CLO IV, Ltd., Series 2019-1A, Class C, 5.08% (3 mo. USD LIBOR plus 3.95%), due 04/17/30(b) 144A	241,341
700,000	Greywolf CLO V, Ltd., Series 2015-1A, Class A1R, 2.15% (3 mo. USD LIBOR plus 1.16%), due 01/27/31(b) 144A	685,186
350,649	GSAA Home Equity Trust, Series 2007-7, Class A4, 0.45% (1 mo. USD LIBOR plus 0.27%), due 07/25/37(b)	336,387
290,000	Halsey Point CLO I, Ltd., Series 2019-1A, Class F, 10.11% (3 mo. USD LIBOR plus 8.20%), due 01/20/33(b) 144A	172,147
499,932	Invitation Homes Trust, Series 2018-SFR1, Class E, 2.19% (1 mo. USD LIBOR plus 2.00%), due 03/17/37(b) 144A	486,163
383,046	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 1.61% (3 mo. USD LIBOR plus 1.30%), due 12/27/38(b)	352,655
400,000	KKR CLO 14, Ltd., Series 14, Class BR, 3.02%, due 07/15/31(c) 144A	379,730
500,000	LCM CLO XIV, LP, Series 14A, Class AR, 2.18% (3 mo. USD LIBOR plus 1.04%), due 07/20/31(b) 144A	485,048
950,000	LCM CLO XVIII, LP, Series 19A, Class AR, 2.46% (3 mo. USD LIBOR plus 1.24%), due 07/15/27(b) 144A	939,313
250,000	LCM CLO XXII, Ltd., Series 22A, Class DR, 6.64% (3 mo. USD LIBOR plus 5.50%), due 10/20/28(b) 144A	183,288

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Asset Backed Securities — continued
289,387	Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, due 01/25/59(e) 144A	296,816
994,975	Magnolia Financial X DAC, Series 2020-1, 2.09%, due 08/13/24(f) (g)	915,377
211,193	MAPS, Ltd., Series 2018-1A, Class A, 4.21%, due 05/15/43 144A	186,716
211,550	MAPS, Ltd., Series 2018-1A, Class B, 5.19%, due 05/15/43 144A	127,017
250,000	Marathon CLO 14, Ltd., Series 2019-2A, Class BA, 5.20% (3 mo. USD LIBOR plus 3.30%), due 01/20/33(b) 144A	232,296
1,170,664	Mill City Solar Loan, Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	1,224,095
575,000	Navient Private Education Refi Student Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	598,881
200,000	Navient Private Education Refi Student Loan Trust, Series 2020-A, Class B, 3.16%, due 11/15/68 144A	199,688
250,000	Oaktree CLO, Ltd., Series 2015-1A, Class DR, 6.34% (3 mo. USD LIBOR plus 5.20%), due 10/20/27(b) 144A	186,228
250,000	Oaktree CLO, Ltd., Series 2019-1A, Class D, 4.90% (3 mo. USD LIBOR plus 3.80%), due 04/22/30(b) 144A	224,727
575,000	Octagon Investment Partners 35 CLO, Ltd., Series 2018-1A, Class C, 3.74% (3 mo. USD LIBOR plus 2.60%), due 01/20/31(b) 144A	513,838
250,000	OHA Loan Funding CLO, Ltd., Series 2015-1A, Class DR2, 4.39% (3 mo. USD LIBOR plus 4.00%), due 11/15/32(b) 144A	245,542
280,000	Onemain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, due 03/14/29 144A	264,280
250,000	Owl Rock CLO, Ltd., Series 2020-3A, Class A1L, 2.97% (3 mo. USD LIBOR plus 1.80%), due 04/20/32(b) 144A	238,399
250,000	Parallel CLO, Ltd., Series 2017-1A, Class CR, 3.14% (3 mo. USD LIBOR plus 2.00%), due 07/20/29(b) 144A	232,802
702,488	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	683,540
250,000	PPM CLO 3, Ltd., Series 2019-3A, Class A, 2.53% (3 mo. USD LIBOR plus 1.40%), due 07/17/30(b) 144A	244,648
277,279	PRPM LLC, Series 2019-4A, Class A1, 3.35%, due 11/25/24(e) 144A	278,698
167,706	Recette CLO, Ltd., Series 2015-1A, Class AR, 2.06% (3 mo. USD LIBOR plus 0.92%), due 10/20/27(b) 144A	166,524
1,840,000	Residential Asset Securities, Series 2006-KS2, Class M3, 0.59% (1 mo. USD LIBOR plus 0.41%), due 03/25/36(b)	1,583,473
500,000	Romark CLO III, Ltd., Series 2019-3A, Class A1, 2.59% (3 mo. USD LIBOR plus 1.37%), due 07/15/32(b) 144A	483,121
180,000	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 3.56% (3 mo. USD LIBOR plus 3.25%), due 06/22/30(b) 144A	149,892
209,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.28% (28 day ARS), due 06/15/32(b)	200,150
97,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.30% (28 day ARS), due 03/15/33(b)	96,043
360,000	Sound Point CLO XXIII, Series 2019-2A, Class A1, 2.62% (3 mo. USD LIBOR plus 1.40%), due 04/15/32(b) 144A	350,365
250,000	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 2.14% (3 mo. USD LIBOR plus 0.96%), due 04/16/31(b) 144A	243,817
250,000	Symphony CLO XIX, Ltd., Series 2018-19A, Class E, 6.38%, due 04/16/31(c) 144A	211,218
365,277	Tralee CLO III, Ltd., Series 2014-3A, Class AR, 2.17% (3 mo. USD LIBOR plus 1.03%), due 10/20/27(b) 144A	361,654

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Asset Backed Securities — continued
340,000	Venture CLO 31, Ltd., Series 2018-31A, Class A1, 2.17% (3 mo. USD LIBOR plus 1.03%), due 04/20/31(b) 144A	326,408
187,895	VOLT LXXXIII LLC, Series 2019-NPL9, Class A1A, 3.33%, due 11/26/49(e) 144A	188,503
334,861	VOLT LXXXV LLC, Series 2020-NPL1, Class A1A, 3.23%, due 01/25/50(e) 144A	333,199
500,000	Voya CLO, Ltd., Series 2015-2A, Class ER, 6.44% (3 mo. USD LIBOR plus 5.40%), due 07/23/27(b) 144A	372,234
250,000	Voya CLO, Ltd., Series 2016-3A, Class A1R, 2.33% (3 mo. USD LIBOR plus 1.19%), due 10/18/31(b) 144A	244,713
525,000	Webster Park CLO, Ltd., Series 2015-1A, Class CR, 4.04% (3 mo. USD LIBOR plus 2.90%), due 07/20/30(b) 144A	482,542
600,000	Wellfleet CLO, Ltd., Series 2017-2A, Class C, 4.54%, due 10/20/29(c) 144A	547,486
260,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, due 10/16/23 144A	265,585
410,000	Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 4.87% (3 mo. USD LIBOR plus 3.65%), due 10/15/31(b) 144A	347,057

		37,917,192

	Bank Loans — 9.0%
994,950	8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 3.68% (1 mo. USD LIBOR plus 3.50%), due 10/01/25(b)	971,941
536,625	ACProducts, Inc., 2020 Term Loan B, 7.50% (6 mo. USD LIBOR plus 6.50%), due 08/18/25(b)	524,048
199,500	Acrisure, LLC, 2020 Term Loan B, 3.68% (1 mo. USD LIBOR plus 3.50%), due 02/15/27(b)	189,026
139,391	Advanced Drainage Systems, Inc., Term Loan B, 2.44% (1 mo. USD LIBOR plus 2.25%), due 07/31/26(b)	135,558
937,513	Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25% (1 mo. USD LIBOR plus 3.25%), due 07/23/21(b)	859,729
997,500	Aldevron, LLC, 2019 Term Loan B, 4.43% (1 mo. USD LIBOR plus 4.25%), due 10/12/26(b)	980,667
797,874	Allen Media, LLC, 2020 Term Loan B, 5.81% (3 mo. USD LIBOR plus 5.50%), due 02/10/27(b)	763,964
1,215,745	Allied Universal Holdco LLC, 2019 Term Loan B, 4.43% (1 mo. USD LIBOR plus 4.25%), due 07/10/26(b)	1,180,285
393,939	Alterra Mountain Co., Term Loan B1, 2.93% (1 mo. USD LIBOR plus 2.75%), due 07/31/24(b)	372,519
628,425	Alterra Mountain Co., 2020 Term Loan B, 5.50% (1 mo. USD LIBOR plus 4.50%), due 08/01/26(b)	618,999
800,000	Amentum Government Services Holdings LLC, Term Loan B, 4.18% (1 mo. USD LIBOR plus 4.00%), due 02/01/27(b)	790,000
194,750	American Axle & Manufacturing, Inc., Term Loan B, 3.00% (1 mo. USD LIBOR plus 2.25%), due 04/06/24(b)	185,499
79,773	Amerilife Holdings, LLC, 2020 Term Loan, 4.17% (1 mo. USD LIBOR plus 4.00%), due 03/18/27(b)	75,984
1,686,525	APi Group DE, Inc., Term Loan B, 2.68% (1 mo. USD LIBOR plus 2.50%), due 10/01/26(b)	1,636,983
506,109	AppLovin Corp., 2018 Term Loan B, 3.68% (1 mo. USD LIBOR plus 3.50%), due 08/15/25(b)	492,191

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Bank Loans — continued
349,125		AppLovin Corp., 2020 Incremental Term Loan B, TBD, due 08/15/25(h)	343,015
560,000		Aristocrat Leisure, Ltd., 2020 Incremental Term Loan B, 4.75% (3 mo. USD LIBOR plus 3.75%), due 10/19/24(b)	557,900
1,480,000		Asurion LLC, 2017 2nd Lien Term Loan, 6.68% (1 mo. USD LIBOR plus 6.50%), due 08/04/25(b)	1,474,758
505,796		Asurion LLC, 2017 Term Loan B4, 3.18% (1 mo. USD LIBOR plus 3.00%), due 08/04/22(b)	493,626
1,370,125		Asurion LLC, 2018 Term Loan B6, 3.18% (3 mo. USD LIBOR plus 3.00%), due 11/03/23(b)	1,329,021
473,262		Asurion LLC, 2018 Term Loan B7, 3.18% (1 mo. USD LIBOR plus 3.00%), due 11/03/24(b)	458,325
683,165		Athenahealth, Inc., 2019 Term Loan B, 4.82% (3 mo. USD LIBOR plus 4.50%), due 02/11/26(b)	662,101
294,686		Bass Pro Group, LLC, Term Loan B, 6.07% (3 mo. USD LIBOR plus 5.00%), due 09/25/24(b)	284,814
1,510,772		Bausch Health Companies, Inc., 2018 Term Loan B, 3.19% (1 mo. USD LIBOR plus 3.00%), due 06/02/25(b)	1,468,990
310,000		Berry Global, Inc., Term Loan W, 2.18% (1 mo. USD LIBOR plus 2.00%), due 10/01/22(b)	302,831
997,494		BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, 2.43% (1 mo. USD LIBOR plus 2.25%), due 02/03/24(b)	969,065
540,043		Boyd Gaming Corp., Term Loan B3, 2.36% (1 Week LIBOR plus 2.25%), due 09/15/23(b)	511,498
205,800		BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 2.69% (1 mo. USD LIBOR plus 2.50%), due 08/15/25(b)	200,655
754,457		Brookfield WEC Holdings, Inc., 2020 Term Loan, 3.75% (1 mo. USD LIBOR plus 3.00%), due 08/01/25(b)	730,881
1,034,105		Caesars Entertainment Operating Co., Exit Term Loan, 2.18% (1 mo. USD LIBOR plus 2.00%), due 10/07/24(b)	1,031,649
1,495,919		Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 2.93% (1 mo. USD LIBOR plus 2.75%), due 12/23/24(b)	1,340,509
930,000		Caesars Resort Collection, LLC, 2020 Term Loan, TBD, due 06/19/25(h)	877,023
1,108,971		Camelot U.S. Acquisition 1 Co., Term Loan B, 3.18% (1 mo. USD LIBOR plus 3.00%), due 10/30/26(b)	1,076,164
1,000,000	EUR	Carnival Corp., EUR Term Loan B, TBD, due 06/30/25(h)	1,081,967
199,583		Castle US Holding Corp., USD Term Loan B, 4.06% (3 mo. USD LIBOR plus 3.75%), due 01/29/27(b)	184,116
500,889		CEC Entertainment, Inc., 2019 Term Loan B, 9.57% (3 mo. USD LIBOR plus 8.50%), due 08/30/26(b)	295,524
1,082,643		Change Healthcare Holdings LLC, 2017 Term Loan B, 3.50% (1 mo. USD LIBOR plus 2.50%), due 03/01/24(b)	1,042,495
327,525		Charter Communications Operating, LLC, 2019 Term Loan B2, 1.93% (1 mo. USD LIBOR plus 1.75%), due 02/01/27(b)	315,698
700,000		Chesapeake Energy Corp., 2019 Last Out Term Loan, 9.00% (1 mo. USD LIBOR plus 8.00%), due 06/24/24(b)	407,750
1,512,788		Clear Channel Outdoor Holdings, Inc., Term Loan B, 4.26% (3 mo. USD LIBOR plus 3.50%), due 08/21/26(b)	1,380,419
1,200,925		CommScope, Inc., 2019 Term Loan B, 3.43% (1 mo. USD LIBOR plus 3.25%), due 04/06/26(b)	1,143,881

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Bank Loans — continued
204,750		CoreCivic, Inc., 2019 Term Loan, 5.50% (1 mo. USD LIBOR plus 4.50%), due 12/18/24(b)	201,679
474,779		CWGS Group, LLC, 2016 Term Loan, 4.12% (1 mo. USD LIBOR plus 2.75%)(b)	434,524
118,695		CWGS Group, LLC, 2016 Term Loan, TBD, due 11/08/23(h)	109,803
2,184,525		DCert Buyer, Inc., 2019 Term Loan B, 4.18% (1 mo. USD LIBOR plus 4.00%), due 10/16/26(b)	2,121,266
520,000		Deerfield Dakota Holding, LLC, 2020 2nd Lien Term Loan, 9.00% (1 mo. USD LIBOR plus 8.00%), due 04/07/28(b)	497,900
160,000		Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 4.75% (1 mo. USD LIBOR plus 3.75%), due 04/09/27(b)	155,750
975,835		Dell International LLC, 2019 Term Loan B, 2.75% (1 mo. USD LIBOR plus 2.00%), due 09/19/25(b)	952,659
760,000		Delta Air Lines, Inc., 2020 Term Loan B, 5.51% (1 mo. USD LIBOR plus 4.75%), due 04/29/23(b)	747,840
475,906		Diamond Sports Group, LLC, Term Loan, 3.43% (3 mo. USD LIBOR plus 3.25%), due 08/24/26(b)	389,648
140,000		Douglas Dynamics Holdings, Inc., 2020 Additional Term Loan B, TBD, due 06/05/26(h)	137,550
103,740		Dun & Bradstreet Corp. (The), Term Loan, 4.18% (1 mo. USD LIBOR plus 4.00%), due 02/06/26(b)	101,406
840,000		Elanco Animal Health, Inc., Term Loan B, TBD, due 02/04/27(h)	804,300
636,718		Endo Luxembourg Finance Co. I SARL, 2017 Term Loan B, 5.00% (1 mo. USD LIBOR plus 4.25%), due 04/29/24(b)	599,947
815,247		Equinox Holdings, Inc., 2017 1st Lien Term Loan, 4.07% (6 mo. USD LIBOR plus 3.00%), due 03/08/24(b)	628,250
290,000		Equinox Holdings, Inc., 2020 Term Loan B2, 10.00% (3 mo. USD LIBOR plus 9.00%), due 03/08/24(b)	281,300
340,000		EyeCare Partners, LLC, 2020 2nd Lien Term Loan, 8.56% (3 mo. USD LIBOR plus 8.25%), due 02/18/28(b)	297,500
355,865		EyeCare Partners, LLC, 2020 Term Loan, 4.06% (3 mo. USD LIBOR plus 3.75%), due 02/05/27(b)	323,244
9,973		Finastra USA, Inc., USD 1st Lien Term Loan, 4.50% (3 mo. USD LIBOR plus 3.50%), due 06/13/24(b)	8,764
536,528		Focus Financial Partners, LLC, 2020 Term Loan, 2.18% (1 mo. USD LIBOR plus 2.00%), due 07/03/24(b)	512,574
498,731		Focus Financial Partners, LLC, 2020 Term Loan, TBD, due 07/03/24(h)	481,275
180,000	EUR	Froneri International, Ltd., 2020 EUR Term Loan, 2.63% (6 mo. EURIBOR plus 2.63%), due 01/29/27(b)	195,204
1,304,000		Froneri International, Ltd., 2020 USD Term Loan, 2.43% (1 mo. USD LIBOR plus 2.25%), due 01/29/27(b)	1,231,194
436,229		Gannett Holdings LLC, Fixed Term Loan, 11.50%, due 11/19/24	420,961
931,488		Garda World Security Corp., 2019 1st Lien Term Loan B, 4.93% (3 mo. USD LIBOR plus 4.75%), due 07/27/20(b)	917,204
200,000		Garda World Security Corp., 2019 1st Lien Term Loan B, TBD, due 10/30/26(h)	197,312
264,609		GBT Group Services, BV, 2018 Term Loan B, 2.68% (1 mo. USD LIBOR plus 2.50%), due 08/13/25(b)	242,117
1,266,825		Genesee & Wyoming, Inc., Term Loan, 2.31% (3 mo. USD LIBOR plus 2.00%), due 12/30/26(b)	1,224,703
865,390		GFL Environmental, Inc., 2018 USD Term Loan B, 4.00% (1 mo. USD LIBOR plus 3.00%), due 05/30/25(b)	843,395

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Bank Loans — continued
276,612		Global Tel*Link Corp., 2018 1st Lien Term Loan, 4.43% (1 mo. USD LIBOR plus 4.25%), due 11/29/25(b)	241,258
490,000		Global Tel*Link Corp., 2018 2nd Lien Term Loan, 8.43% (1 mo. USD LIBOR plus 8.25%), due 11/29/26(b)	376,075
243,946		GlobalTranz Enterprises, Inc., 2019 Term Loan, 5.18% (1 mo. USD LIBOR plus 5.00%), due 05/15/26(b)	191,498
95,635		Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25% (1 mo. USD LIBOR plus 2.50%), due 10/04/23(b)	79,234
1,095,348		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 2.11% (1 Week LIBOR plus 2.00%), due 11/15/27(b)	1,057,771
517,400		HC Group Holdings II, Inc., Term Loan B, 4.68% (1 mo. USD LIBOR plus 4.50%), due 08/06/26(b)	504,034
390,000		Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 1.93% (1 mo. USD LIBOR plus 1.75%), due 06/22/26(b)	365,625
210,000		Hornblower Sub, LLC, 2018 Term Loan B, 5.50% (3 mo. USD LIBOR plus 4.50%), due 04/27/25(b)	170,100
213,499		IAA, Inc., Term Loan B, 2.44% (1 mo. USD LIBOR plus 2.25%), due 06/28/26(b)	205,492
728,956		iHeartCommunications, Inc., 2020 Term Loan, 3.18% (1 mo. USD LIBOR plus 3.00%), due 05/01/26(b)	674,892
745,000		Illuminate Buyer, LLC, Term Loan, TBD, due 06/16/27(h)	735,222
128,560		IRB Holding Corp., 2020 Term Loan B, 3.75% (1 mo. USD LIBOR plus 2.75%), due 09/28/20(b)	109,291
434,354		IRB Holding Corp., 2020 Term Loan B, TBD, due 02/05/25(h)	412,637
1,196,603		Jaguar Holding Co. II, 2018 Term Loan, 3.50% (1 mo. USD LIBOR plus 2.50%), due 08/18/22(b)	1,179,188
1,131,375		Jane Street Group, LLC, 2020 Term Loan, 3.18% (1 mo. USD LIBOR plus 3.00%), due 01/31/25(b)	1,104,033
533,356		JetBlue Airways Corp., Term Loan, 6.25% (3 mo. USD LIBOR plus 5.25%), due 06/12/24(b)	517,611
1,429,064		JetBlue Airways Corp., Term Loan, TBD, due 06/12/24(h)	1,409,649
178,650		KAR Auction Services, Inc., 2019 Term Loan B6, 2.50% (1 mo. USD LIBOR plus 2.25%), due 09/19/26(b)	170,164
344,074		Level 3 Financing, Inc., 2019 Term Loan B, 1.93% (1 mo. USD LIBOR plus 1.75%), due 03/01/27(b)	326,010
2,178,000	EUR	MA FinanceCo., LLC, 2020 EUR Term Loan B, TBD, due 06/05/25(h)	2,410,548
963,460		McAfee, LLC, 2018 USD Term Loan B, 3.93% (1 mo. USD LIBOR plus 3.75%), due 09/30/24(b)	938,410
1,449,000		MH Sub I, LLC, 2020 Incremental Term Loan, 4.06% (3 mo. USD LIBOR plus 3.75%), due 09/13/24(b)	1,385,606
1,407,450		Michaels Stores, Inc., 2018 Term Loan B, 3.57% (3 mo. USD LIBOR plus 2.50%), due 01/30/23(b)	1,294,788
663,693		Michaels Stores, Inc., 2018 Term Loan B, TBD, due 01/30/23(h)	608,938
1,104,501		Midas Intermediate Holdco II, LLC, Incremental Term Loan B, 3.75% (3 mo. USD LIBOR plus 2.75%), due 08/18/21(b)	1,006,477
1,770,000		Mileage Plus Holdings LLC, 2020 Term Loan B, TBD, due 06/25/27(h)	1,760,361
655,693		Mohegan Tribal Gaming Authority, 2016 Term Loan B, 5.38% (3 mo. USD LIBOR plus 4.38%), due 10/13/23(b)	545,455
1,833,322		MPH Acquisition Holdings LLC, 2016 Term Loan B, 3.75% (3 mo. USD LIBOR plus 2.75%), due 06/07/23(b)	1,743,566

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Bank Loans — continued
412,358		NASCAR Holdings, Inc., Term Loan B, 2.93% (1 mo. USD LIBOR plus 2.75%), due 10/19/26(b)	397,101
1,220,706		Nexstar Broadcasting, Inc., 2019 Term Loan B4, 2.92% (1 mo. USD LIBOR plus 2.75%), due 09/18/26(b)	1,164,249
489,660	EUR	Nielsen Finance LLC, 2020 EUR Term Loan B3, TBD, due 06/05/25(h)	547,212
110,000		Nielsen Finance LLC, 2020 USD Term Loan B5, TBD, due 06/04/25(h)	109,313
970,000		Pacific Gas & Electric Co., 2020 Exit Term Loan B, 5.50% (3 mo. USD LIBOR plus 4.50%), due 06/23/25(b)	959,087
446,625		Panther BF Aggregator 2, LP, USD Term Loan B, 3.68% (1 mo. USD LIBOR plus 3.50%), due 04/30/26(b)	426,899
460,000		Particle Investments S.a.r.l., Term Loan, TBD, due 05/11/27(h)	438,150
730,000		Petco Animal Supplies, Inc., 2017 Term Loan B, TBD, due 01/26/23(h)	597,687
372,181		Phoenix Guarantor, Inc., 2020 Term Loan B, 3.43% (1 mo. USD LIBOR plus 3.25%), due 03/05/26(b)	359,387
795,980		Pluto Acquisition I, Inc., Term Loan B, 5.18% (1 mo. USD LIBOR plus 5.00%), due 06/22/26(b)	768,121
485,000		Presidio, Inc., 2020 Term Loan B, 4.27% (3 mo. USD LIBOR plus 3.50%), due 01/22/27(b)	469,237
2,611,969		Prime Security Services Borrower, LLC, 2019 Term Loan B1, 4.25% (6 mo. USD LIBOR plus 3.25%), due 09/23/26(b)	2,517,286
119,098		Project Alpha Intermediate Holding, Inc., 2019 Incremental Term Loan B, 6.13% (3 mo. USD LIBOR plus 4.25%), due 04/26/24(b)	114,929
1,000,000		Radiology Partners, Inc., 2018 1st Lien Term Loan B, 5.29% (12 mo. USD LIBOR plus 4.25%), due 07/09/25(b)	932,083
966,020		RadNet, Inc., Reprice Term Loan, 4.75% (6 mo. USD LIBOR plus 3.75%), due 06/30/23(b)	925,417
1,116,907		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3.93% (1 mo. USD LIBOR plus 3.75%), due 11/17/25(b)	1,046,402
127,495		Reynolds Consumer Products LLC, Term Loan, 1.93% (1 mo. USD LIBOR plus 1.75%), due 02/04/27(b)	122,953
310,112		Reynolds Group Holdings, Inc., USD 2017 Term Loan, 2.93% (1 mo. USD LIBOR plus 2.75%), due 02/05/23(b)	296,699
174,167		Science Applications International Corp., 2020 Incremental Term Loan B, 2.43% (1 mo. USD LIBOR plus 2.25%), due 03/12/27(b)	170,596
409,979		Scientific Games International, Inc., 2018 Term Loan B5, 2.93% (1 mo. USD LIBOR plus 2.75%), due 08/14/24(b)	363,447
446,600		Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 3.43% (1 mo. USD LIBOR plus 3.25%), due 12/31/25(b)	422,967
400,000		Sedgwick Claims Management Services, Inc., 2020 Term Loan B3, 5.25% (1 mo. USD LIBOR plus 4.25%), due 09/03/26(b)	389,000
349,553		Sophia, L.P., 2017 Term Loan B, 4.25% (3 mo. USD LIBOR plus 3.25%), due 09/30/22(b)	341,797
478,800		Sotera Health Holdings, LLC, 2019 Term Loan, 5.50% (1 mo. USD LIBOR plus 4.50%), due 12/11/26(b)	469,373
190,683		Stars Group Holdings BV (The), 2018 USD Incremental Term Loan, 3.81% (3 mo. USD LIBOR plus 3.50%), due 07/10/25(b)	190,017
794,782		Station Casinos LLC, 2020 Term Loan B, 2.50% (1 mo. USD LIBOR plus 2.25%), due 02/08/27(b)	731,862
250,000		Surf Holdings, LLC, USD Term Loan, 3.83% (3 mo. USD LIBOR plus 3.50%), due 03/05/27(b)	240,677

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Bank Loans — continued
2,470,000	T-Mobile USA, Inc., 2020 Term Loan, 3.18% (1 mo. USD LIBOR plus 3.00%), due 04/01/27(b)	2,470,000
2,470,000	Tech Data Corp., ABL Term Loan, TBD, due 06/30/25(h)	2,422,662
648,800	Telenet Financing USD LLC, 2020 USD Term Loan AR, 2.18% (1 mo. USD LIBOR plus 2.00%), due 04/30/28(b)	613,695
507,400	Terrier Media Buyer, Inc., Term Loan B, 4.43% (1 mo. USD LIBOR plus 4.25%), due 12/17/26(b)	485,836
419,516	TKC Holdings, Inc., 2017 1st Lien Term Loan, 4.75% (3 mo. USD LIBOR plus 3.75%), due 02/01/23(b)	394,660
405,304	Trans Union, LLC, 2019 Term Loan B5, 1.93% (1 mo. USD LIBOR plus 1.75%), due 11/16/26(b)	390,190
628,410	TransDigm, Inc., 2020 Term Loan E, 2.43% (1 mo. USD LIBOR plus 2.25%), due 05/30/25(b)	568,056
637,797	TransDigm, Inc., 2020 Term Loan F, 2.43% (1 mo. USD LIBOR plus 2.25%), due 12/09/25(b)	578,934
455,300	U.S. Renal Care, Inc., 2019 Term Loan B, 5.18% (1 mo. USD LIBOR plus 5.00%), due 06/26/26(b)	438,795
168,380	UFC Holdings, LLC, 2019 Term Loan, 4.25% (6 mo. USD LIBOR plus 3.25%), due 04/29/26(b)	160,943
333,469	Ultimate Software Group, Inc. (The), 2020 Incremental Term Loan B, TBD, due 05/04/26(h)	330,223
416,850	Ultimate Software Group, Inc. (The), Term Loan B, 3.93% (1 mo. USD LIBOR plus 3.75%), due 05/04/26(b)	404,419
525,028	Univision Communications, Inc., Term Loan C5, 4.75%, due 03/15/24	487,839
994,819	US Foods, Inc., 2016 Term Loan B, 1.93% (1 mo. USD LIBOR plus 1.75%), due 06/27/23(b)	927,668
876,021	Verscend Holding Corp., 2018 Term Loan B, 4.68% (1 mo. USD LIBOR plus 4.50%), due 08/27/25(b)	854,121
994,924	Vertex Aerospace Services Corp., Term Loan B, 4.68% (1 mo. USD LIBOR plus 4.50%), due 06/29/25(b)	979,585
1,140,000	Vertical US Newco, Inc., USD Term Loan B, 4.25%, due 07/01/27	1,117,200
782,890	VFH Parent LLC, 2019 Term Loan B, 3.19% (1 mo. USD LIBOR plus 3.00%), due 03/01/26(b)	764,622
1,350,000	VICI Properties 1 LLC, Replacement Term Loan B, 1.94% (1 mo. USD LIBOR plus 1.75%), due 12/20/24(b)	1,262,250
1,140,000	Virgin Media Bristol LLC, USD Term Loan N, 2.68% (1 mo. USD LIBOR plus 2.50%), due 01/31/28(b)	1,093,830
389,025	VS Buyer, LLC, Term Loan B, 3.43% (1 mo. USD LIBOR plus 3.25%), due 02/28/27(b)	377,354
179,549	Whatabrands LLC, 2020 Term Loan B, 2.93% (1 mo. USD LIBOR plus 2.75%), due 07/31/26(b)	172,255
795,765	William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, 2.93% (1 mo. USD LIBOR plus 2.75%), due 05/18/25(b)	653,854
955,200	WP CityMD Bidco LLC, 2019 Term Loan B, 5.50% (6 mo. USD LIBOR plus 4.50%), due 08/13/26(b)	942,782
307,611	Ziggo Financing Partnership, USD Term Loan I, 2.68% (1 mo. USD LIBOR plus 2.50%), due 04/30/28(b)	291,461

		101,020,452

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Convertible Debt — 0.4%
570,000	Blackstone Mortgage Trust, Inc. REIT, 4.38%, due 05/05/22(i)	537,231
340,000	Cheniere Energy, Inc., 4.25%, due 03/15/45	220,094
220,000	Cheniere Energy, Inc., 4.88% (PIK), due 05/28/21 144A	223,234
400,000	DISH Network Corp., 3.38%, due 08/15/26	368,446
400,000	Jazz Investments I, Ltd., 2.00%, due 06/15/26 144A	405,159
320,000	Live Nation Entertainment, Inc., 2.00%, due 02/15/25 144A	275,400
530,000	PDC Energy, Inc., 1.13%, due 09/15/21	493,420
1,460,000	Teva Pharmaceutical Finance Co. LLC, 0.25%, due 02/01/26	1,428,473
290,000	Vishay Intertechnology, Inc., 2.25%, due 06/15/25	271,175
80,000	Vonage Holdings Corp., 1.75%, due 06/01/24	75,019

		4,297,651

	Corporate Debt — 39.5%
90,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	87,467
975,000	1011778 BC ULC/New Red Finance, Inc., 5.75%, due 04/15/25 144A	1,025,578
180,000	AbbVie, Inc., 2.95%, due 11/21/26 144A	195,944
1,975,000	AbbVie, Inc., 3.20%, due 11/21/29 144A	2,181,963
880,000	AbbVie, Inc., 4.05%, due 11/21/39 144A	1,030,531
490,000	ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	541,841
2,675,000	Acwa Power Management And Investments One, Ltd., 5.95%, due 12/15/39 144A	2,914,412
1,570,000	Adani Green Energy UP, Ltd./Prayatna Developers Pvt., Ltd./Parampujya Solar Energy, 6.25%, due 12/10/24 144A	1,644,967
1,005,000	Adient US LLC, 9.00%, due 04/15/25 144A	1,086,983
240,000	Advanced Micro Devices, Inc., 7.50%, due 08/15/22	266,044
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/23/23	147,352
1,680,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, due 05/26/22	1,663,573
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, due 02/01/22	150,114
2,395,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, due 09/15/23(d)	2,397,048
270,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, due 07/15/25	283,395
1,115,000	AES Corp.(The), 5.50%, due 04/15/25	1,147,798
250,000	Air Canada, 7.75%, due 04/15/21 144A	250,906
200,000	Air Methods Corp., 8.00%, due 05/15/25 144A	141,729
3,420,000	Akbank TAS, 6.80%, due 02/06/26(d) 144A	3,419,658
3,415,000	Alaska Airlines Pass Through Trust, Class B, 8.00%, due 02/15/27(d) 144A	3,469,828
1,010,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 4.63%, due 01/15/27 144A	1,011,066
1,490,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 4.88%, due 02/15/30 144A	1,525,954
150,000	Alcoa Nederland Holding BV, 6.13%, due 05/15/28 144A	154,004
200,000	Alcoa Nederland Holding BV, 6.75%, due 09/30/24 144A	204,873
250,000	Alcoa Nederland Holding BV, 7.00%, due 09/30/26 144A	256,829
450,000	Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, due 02/15/28 144A	413,098
350,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	368,636
3,000,000	Altice France Holding SA, 7.38%, due 05/01/26 144A	3,131,550
300,000	Altice France Holding SA, 10.50%, due 05/15/27 144A	331,778
50,000	Altria Group, Inc., 4.40%, due 02/14/26	57,615
180,000	Altria Group, Inc., 4.80%, due 02/14/29	210,305
650,000	Altria Group, Inc., 5.95%, due 02/14/49	853,851

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	474,658
5,890,000		American Airlines, Inc., 11.75%, due 07/15/25 144A	5,593,674
150,000		American Axle & Manufacturing, Inc., 6.25%, due 03/15/26	144,909
325,000		American Express Co., 4.05%, due 12/03/42	393,782
1,042,569		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26(b) 144A	1,149,917
1,210,000		American Tower Corp. REIT, 2.40%, due 03/15/25	1,278,817
200,000		Anglo American Capital Plc, 4.00%, due 09/11/27 144A	213,958
790,000		Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	1,054,911
50,000		Anheuser-Busch InBev Worldwide, Inc., 5.80%, due 01/23/59	71,353
360,000		Apple, Inc., 1.65%, due 05/11/30	368,788
10,000		ArcelorMittal SA, 3.60%, due 07/16/24	9,916
150,000		ArcelorMittal SA, 6.13%, due 06/01/25	162,890
350,000		ArcelorMittal SA, 7.25%, due 10/15/39	418,715
1,905,000		Arch Capital Group, Ltd., 3.64%, due 06/30/50	2,006,047
425,000	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27(b) 144A	460,396
200,000		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27(b) 144A	198,213
1,700,000	EUR	ARD Finance SA, Reg S, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27(b) (j)	1,841,582
200,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.13%, due 08/15/26 144A	197,114
1,010,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 5.25%, due 04/30/25 144A	1,037,134
980,000		Ardonagh Midco 2 Plc, 11.50% (11.50% Cash or 12.75% PIK), due 01/15/27(b) (d) 144A	989,800
340,000		Ardonagh Midco 3 Plc, Reg S, 8.63%, due 07/15/23(j)	355,980
51,000		Asbury Automotive Group, Inc., 4.50%, due 03/01/28 144A	49,629
56,000		Asbury Automotive Group, Inc., 4.75%, due 03/01/30 144A	54,740
200,000		Ashtead Capital, Inc., 4.25%, due 11/01/29 144A	200,500
330,000		Ashtead Capital, Inc., 5.25%, due 08/01/26 144A	347,738
730,000		AT&T, Inc., 4.85%, due 03/01/39	881,585
1,850,000		Athene Holding, Ltd., 6.15%, due 04/03/30	2,134,917
605,000		Australia & New Zealand Banking Group, Ltd., 2.95% (5 year CMT plus 1.29%), due 07/22/30(b) 144A	617,492
215,000		AutoNation, Inc., 4.75%, due 06/01/30	233,422
410,000		Aviation Capital Group LLC, 2.88%, due 01/20/22 144A	391,925
260,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	240,813
200,000		Baidu, Inc., 3.43%, due 04/07/30	217,668
400,000		Banco Bilbao Vizcaya Argentaria SA, 6.50% (5 year CMT plus 5.19%)(b) (k)	388,509
400,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Reg S, 5.88% (5 year EUR swap plus 5.66%)(b) (j) (k)	438,046
305,000		Banco Mercantil del Norte SA, 6.88% (5 year CMT plus 5.04%)(b) (k) 144A	291,060
200,000		Banco Mercantil del Norte SA, 7.50% (10 year CMT plus 5.47%)(b) (k) 144A	188,288
970,000		Banco Mercantil del Norte SA, 7.63% (10 year CMT plus 5.35%)(b) (k) 144A	926,971
1,290,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 04/17/25 144A	1,414,195
600,000		Banco Santander SA, 3.49%, due 05/28/30	645,640
200,000		Banco Santander SA, 4.38%, due 04/12/28	223,606
200,000		Banco Santander SA, Reg S, 7.50% (5 year USD ICE swap plus 4.99%)(b) (j) (k)	208,902
700,000		Barclays Bank Plc, 7.63%, due 11/21/22	762,475
305,000		Barclays Plc, 4.84%, due 05/09/28	333,163

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
210,000	GBP	Barclays Plc, 7.13% (5 year UK Government Bond plus 6.58%)(b) (k)	257,271
1,370,000		Barclays Plc, 8.00% (5 year CMT plus 5.67%)(b) (k)	1,420,383
380,000	EUR	Barclays Plc, (MTN), Reg S, 2.00% (5 year EUR swap plus 1.90%), due 02/07/28(b) (j)	419,125
830,000	GBP	Barclays Plc, Reg S, 6.38% (5 year UK Government Bond plus 6.02%)(b) (j) (k)	967,861
580,000		Bausch Health Americas, Inc., 8.50%, due 01/31/27 144A	616,671
140,000		Bausch Health Americas, Inc., 9.25%, due 04/01/26 144A	152,068
265,000		Bausch Health Cos., Inc., 5.00%, due 01/30/28 144A	249,826
750,000		Bausch Health Cos., Inc., 5.25%, due 01/30/30 144A	712,403
130,000		Bausch Health Cos., Inc., 9.00%, due 12/15/25 144A	140,193
349,000		Becton Dickinson and Co., 1.18% (3 mo. USD LIBOR plus 0.88%), due 12/29/20(b)	349,029
672,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	546,712
2,560,000		BNP Paribas SA, 4.50% (5 year CMT plus 2.94%)(b) (k) 144A	2,244,800
760,000		BNP Paribas SA, 6.75% (5 year USD swap plus 4.92%)(b) (k) 144A	773,536
80,000		Boeing Co. (The), 2.70%, due 02/01/27	78,212
190,000		Boeing Co. (The), 3.25%, due 02/01/35	173,439
1,120,000		Boeing Co. (The), 5.93%, due 05/01/60	1,333,819
665,000		Boxer Parent Co., Inc., 7.13%, due 10/02/25 144A	698,499
450,000		Boyne USA, Inc., 7.25%, due 05/01/25 144A	473,015
690,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	648,262
345,000		BRF SA, 4.88%, due 01/24/30(i) 144A	325,594
985,000		Brighthouse Financial, Inc., 4.70%, due 06/22/47	897,292
1,360,000		Brighthouse Financial, Inc., 5.63%, due 05/15/30	1,512,439
440,000		Bristol-Myers Squibb Co., 4.25%, due 10/26/49 144A	583,131
510,000		Broadcom, Inc., 4.15%, due 11/15/30 144A	555,362
1,950,000		Broadcom, Inc., 4.30%, due 11/15/32 144A	2,144,613
365,000		Bruin E&P Partners LLC, 8.88%, due 08/01/23 144A	12,775
140,000		Builders FirstSource, Inc., 6.75%, due 06/01/27 144A	143,736
400,000	EUR	CaixaBank SA, Reg S, 5.25% (5 year EUR swap plus 4.50%)(b) (j) (k)	401,054
1,110,000		Canadian Natural Resources, Ltd., 2.95%, due 07/15/30	1,109,048
120,000		Canadian Pacific Railway Co., 2.05%, due 03/05/30	123,080
1,095,000		Carnival Corp., 3.95%, due 10/15/20(i)	1,082,531
130,000		Carriage Services, Inc., 6.63%, due 06/01/26 144A	137,125
790,000		Carrier Global Corp., 2.70%, due 02/15/31 144A	789,134
200,000		Cascades Inc/Cascades USA, Inc., 5.38%, due 01/15/28 144A	203,625
1,100,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28 144A	1,173,692
545,000		Caterpillar, Inc., 3.25%, due 04/09/50	610,494
3,460,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32 144A	3,507,575
375,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	384,270
220,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28 144A	227,370
1,550,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, due 05/01/26 144A	1,608,365
170,000		CD&R Smokey Buyer, Inc., 6.75%, due 07/15/25(d) 144A	177,174
230,000		CDK Global, Inc., 5.25%, due 05/15/29 144A	239,053
560,000		CDW LLC/CDW Finance Corp., 4.13%, due 05/01/25	563,150
900,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	896,904
1,005,000		Cemex SAB de CV, 7.38%, due 06/05/27 144A	1,023,592
80,000		Centene Corp., 3.38%, due 02/15/30	80,902
80,000		Centene Corp., 4.25%, due 12/15/27	82,738
1,000,000		Centene Corp., 4.75%, due 05/15/22	1,013,475
490,000		Centene Corp., 5.25%, due 04/01/25 144A	505,232

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
230,000		Centene Corp., 5.38%, due 06/01/26 144A	239,367
190,000		Centene Corp., 5.38%, due 08/15/26 144A	198,412
735,000		Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, due 03/01/25 144A	727,518
220,000		Charles River Laboratories International, Inc., 4.25%, due 05/01/28 144A	220,260
480,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	538,756
400,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	462,697
250,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	301,437
280,000		Chevron Corp., 3.08%, due 05/11/50	298,158
890,000		China Evergrande Group, Reg S, 8.75%, due 06/28/25(j)	715,894
990,000		CHS/Community Health Systems, Inc., 8.63%, due 01/15/24 144A	971,185
1,000,000		Cigna Corp., 0.95% (3 mo. USD LIBOR plus 0.65%), due 09/17/21(b)	1,000,049
195,000		Cigna Corp., 2.40%, due 03/15/30	202,592
300,000		Cigna Corp., 4.80%, due 08/15/38	380,851
450,000		CIT Group, Inc., 5.25%, due 03/07/25	467,390
170,000		Citigroup, Inc., 4.65%, due 07/30/45	219,532
39,000		Citigroup, Inc., 4.75%, due 05/18/46	49,689
137,000		Citigroup, Inc., 5.30%, due 05/06/44	182,013
400,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR plus 3.42%)(b) (k)	400,974
2,115,000		Clear Channel Worldwide Holdings, Inc., 5.13%, due 08/15/27 144A	2,034,122
640,000		Clearway Energy Operating LLC, 4.75%, due 03/15/28 144A	653,363
230,000		Cleaver-Brooks, Inc., 7.88%, due 03/01/23 144A	195,763
1,170,000		Cogent Communications Group, Inc., 5.38%, due 03/01/22 144A	1,207,750
290,000		Colt Merger Sub, Inc., 5.75%, due 07/01/25(d) 144A	292,378
1,610,000		Colt Merger Sub, Inc., 6.25%, due 07/01/25(d) 144A	1,603,962
580,000		Comcast Corp., 4.25%, due 10/15/30	711,331
340,000		Comcast Corp., 4.70%, due 10/15/48	458,064
80,000		CommScope Technologies LLC, 5.00%, due 03/15/27 144A	72,297
400,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	387,320
1,190,000		CommScope, Inc., 6.00%, due 03/01/26 144A	1,222,880
380,000		CommScope, Inc., 7.13%, due 07/01/28(d) 144A	380,988
990,000		CommScope, Inc., 8.25%, due 03/01/27(i) 144A	1,019,165
320,000		Comstock Resources, Inc., 7.50%, due 05/15/25 144A	292,400
640,000		Comstock Resources, Inc., 9.75%, due 08/15/26	598,874
395,000		CONSOL Energy, Inc., 11.00%, due 11/15/25 144A	168,410
715,000		Continental Resources, Inc., 4.90%, due 06/01/44(i)	570,867
600,000	EUR	Cooperatieve Rabobank UA, Reg S, 4.63% (5 year EUR swap plus 4.10%)(b) (j) (k)	683,156
1,010,000		CoreCivic, Inc. REIT, 4.63%, due 05/01/23	972,756
120,000		Costco Wholesale Corp., 1.60%, due 04/20/30	121,447
80,000		Costco Wholesale Corp., 1.75%, due 04/20/32	81,358
1,000,000		Cott Holdings, Inc., 5.50%, due 04/01/25 144A	1,007,695
800,000		Country Garden Holdings Co., Ltd., Reg S, 7.25%, due 04/04/21(j)	807,003
705,000		Credit Agricole SA, 3.25%, due 01/14/30 144A	757,379
575,000		Credit Agricole SA, 7.88% (5 year USD swap plus 4.90%)(b) (k) 144A	625,977
400,000		Credit Agricole SA, 8.13% (5 year USD swap plus 6.19%)(b) (k) 144A	458,250
300,000	EUR	Credit Agricole SA, Reg S, 6.50% (5 year EUR swap plus 5.12%)(b) (j) (k)	343,926

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
900,000		Credit Suisse Group AG, 2.59% (SOFR plus 1.56%), due 09/11/25(b) 144A	931,315
630,000		Credit Suisse Group AG, 5.10% (5 year CMT plus 3.29%)(b) (i) (k) 144A	597,713
465,000		Credit Suisse Group AG, 7.25% (5 year CMT plus 4.33%)(b) (k) 144A	478,111
1,715,000		Credit Suisse Group AG, 7.50% (5 year USD swap plus 4.60%)(b) (k) 144A	1,782,923
365,000		Crown Castle International Corp. REIT, 3.30%, due 07/01/30	402,290
1,760,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	1,928,300
800,000		CVS Health Corp., 4.78%, due 03/25/38	995,311
200,000	EUR	CyrusOne, LP/CyrusOne Finance Corp. REIT, 1.45%, due 01/22/27	216,578
1,150,000		DAE Funding LLC, 5.75%, due 11/15/23 144A	1,099,567
190,000		Dana, Inc., 5.63%, due 06/15/28	189,088
200,000		Danske Bank AS, 5.00%, due 01/12/22 144A	210,215
265,000		Dar Al-Arkan Sukuk Co., Ltd., Reg S, 6.88%, due 03/21/23(j)	252,283
50,000		DCP Midstream Operating, LP, 5.63%, due 07/15/27	50,438
200,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	180,317
675,000		Dell International LLC/EMC Corp., 6.20%, due 07/15/30 144A	792,951
1,185,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	1,582,491
182,370		Delta Air Lines Pass Through Trust, 6.82%, due 02/10/24	179,128
1,748,000		Delta Air Lines, Inc., 2.60%, due 12/04/20	1,719,453
70,000		Delta Air Lines, Inc., 2.90%, due 10/28/24	56,827
260,000		Delta Air Lines, Inc., 3.40%, due 04/19/21	252,896
1,345,000		Delta Air Lines, Inc., 7.00%, due 05/01/25 144A	1,389,814
4,455,000		Delta Air Lines, Inc., 7.38%, due 01/15/26	4,314,556
1,485,000		Deutsche Bank AG, 5.88% (SOFR plus 5.44%), due 07/08/31(b) (d)	1,482,259
1,600,000		Deutsche Bank AG, 6.00% (5 year CMT plus 4.52%)(b) (k)	1,324,320
600,000		Deutsche Bank AG, 7.50% (5 year USD swap plus 5.00%)(b) (i) (k)	556,677
400,000		Deutsche Bank AG, Reg S, 4.79% (5 year USD swap plus 4.36%)(b) (j) (k)	297,661
256,750,000	KZT	Development Bank of Kazakhstan JSC, Reg S, 9.50%, due 12/14/20(j)	612,126
475,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, due 08/15/26 144A	346,194
200,000		Diamondback Energy, Inc., 3.50%, due 12/01/29	194,098
1,500,000		DISH DBS Corp., 5.88%, due 11/15/24	1,495,072
980,000		DISH DBS Corp., 7.75%, due 07/01/26	1,040,633
560,000		Diversified Healthcare Trust REIT, 9.75%, due 06/15/25	602,350
1,620,000		DP World Crescent, Ltd., 4.85%, due 09/26/28 144A	1,711,643
850,000		DP World Plc, 5.63%, due 09/25/48 144A	931,169
450,000		eBay, Inc., 4.00%, due 07/15/42	490,511
220,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.50%, due 01/30/26 144A	211,289
680,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	654,374
1,110,000		Endeavor Energy Resources, LP/EER Finance, Inc., 6.63%, due 07/15/25 144A	1,121,455
685,000		Enel Finance International NV, 3.50%, due 04/06/28 144A	737,841
150,000		Energizer Holdings, Inc., 6.38%, due 07/15/26 144A	155,471
80,000		Energy Transfer Operating, LP, 6.25%, due 04/15/49	84,925
305,000		Enstar Group, Ltd., 4.95%, due 06/01/29	322,354
520,000		Entegris, Inc., 4.38%, due 04/15/28 144A	531,700
250,000		Enterprise Products Operating LLC, 3.95%, due 01/31/60	260,236
225,000		EOG Resources, Inc., 4.38%, due 04/15/30	268,970
35,000		EOG Resources, Inc., 4.95%, due 04/15/50	44,836
815,000		EPR Properties REIT, 3.75%, due 08/15/29	711,398
240,000		EQM Midstream Partners, LP, 6.00%, due 07/01/25 144A	243,701

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
220,000		EQM Midstream Partners, LP, 6.50%, due 07/01/27 144A	225,878
630,000		EQT Corp., 6.13%, due 02/01/25(i)	628,904
1,035,000		EQT Corp., 7.00%, due 02/01/30	1,067,468
200,000		ESH Hospitality, Inc. REIT, 4.63%, due 10/01/27 144A	187,588
700,000		Expedia Group, Inc., 6.25%, due 05/01/25 144A	747,177
355,000		Expedia Group, Inc., 7.00%, due 05/01/25 144A	369,931
240,000		Exxon Mobil Corp., 4.33%, due 03/19/50	300,686
830,000		FedEx Corp., 4.05%, due 02/15/48	854,421
780,000		FedEx Corp., 5.25%, due 05/15/50	960,453
750,000		Fidelity & Guaranty Life Holdings, Inc., 5.50%, due 05/01/25 144A	812,336
500,000	GBP	Fidelity National Information Services, Inc., 2.25%, due 12/03/29	648,767
2,910,000		First Quantum Minerals, Ltd., 7.25%, due 04/01/23 144A	2,783,488
1,710,000		Five Point Operating Co., LP/Five Point Capital Corp., 7.88%, due 11/15/25 144A	1,621,277
1,120,000		Fomento Economico Mexicano SAB de CV, 3.50%, due 01/16/50	1,159,559
160,000		Ford Motor Co., 5.29%, due 12/08/46	132,323
700,000		Ford Motor Co., 8.50%, due 04/21/23	741,563
2,860,000		Ford Motor Co., 9.00%, due 04/22/25	3,100,454
200,000		Ford Motor Credit Co. LLC, 2.34%, due 11/02/20	199,125
500,000		Ford Motor Credit Co. LLC, 3.09%, due 01/09/23	477,345
300,000		Ford Motor Credit Co. LLC, 3.10%, due 05/04/23	285,435
260,000		Ford Motor Credit Co. LLC, 3.20%, due 01/15/21	256,750
1,024,000		Ford Motor Credit Co. LLC, 4.14%, due 02/15/23	1,007,053
470,000		Ford Motor Credit Co. LLC, 5.13%, due 06/16/25	471,363
130,000		Fox Corp., 4.71%, due 01/25/29	156,384
210,000		Fox Corp., 5.48%, due 01/25/39	281,126
1,870,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	1,838,930
300,000		GATX Corp., 4.00%, due 06/30/30	321,784
940,000		Gazprom PJSC Via Gaz Capital SA, 4.95%, due 03/23/27 144A	1,044,843
1,880,000		GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	1,790,315
235,000		General Electric Co., 3.63%, due 05/01/30	235,749
190,000		General Electric Co., 4.25%, due 05/01/40	189,442
80,000		General Electric Co., 4.35%, due 05/01/50	79,251
920,000		General Electric Co., (MTN), 6.88%, due 01/10/39	1,131,472
225,000		General Motors Co., 5.20%, due 04/01/45	218,228
2,095,000		General Motors Co., 5.95%, due 04/01/49	2,205,460
430,000		General Motors Co., 6.13%, due 10/01/25	483,725
1,330,000		General Motors Co., 6.80%, due 10/01/27	1,552,019
210,000		GEO Group, Inc. (The) REIT, 5.88%, due 01/15/22	197,088
320,000		GEO Group, Inc. (The) REIT, 6.00%, due 04/15/26(i)	246,990
560,000		GFL Environmental, Inc., 4.25%, due 06/01/25 144A	565,950
320,000		GFL Environmental, Inc., 5.13%, due 12/15/26 144A	332,000
294,000		GFL Environmental, Inc., 8.50%, due 05/01/27 144A	320,406
740,000		Glencore Funding LLC, 4.00%, due 03/27/27 144A	794,255
410,000		Glencore Funding LLC, 4.88%, due 03/12/29 144A	462,793
1,480,000		Global Aircraft Leasing Co., Ltd., 6.50%, due 09/15/24 144A	995,300
2,575,000		Gold Fields Orogen Holdings BVI, Ltd., 6.13%, due 05/15/29 144A	2,951,722
3,375,000		Gold Fields Orogen Holdings BVI, Ltd., Reg S, 6.13%, due 05/15/29(j)	3,868,762
610,000		Golden Nugget, Inc., 6.75%, due 10/15/24 144A	439,200

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
300,000		Goldman Sachs Group, Inc. (The), 5.15%, due 05/22/45	396,178
405,000		Gran Tierra Energy International Holdings, Ltd., 6.25%, due 02/15/25 144A	180,099
600,000		GTP Acquisition Partners I LLC, 3.48%, due 06/15/50 144A	630,031
490,000		Gulfport Energy Corp., 6.00%, due 10/15/24	251,431
190,000		Gulfport Energy Corp., 6.38%, due 05/15/25	95,466
340,000		Hanesbrands, Inc., 4.88%, due 05/15/26(i) 144A	343,337
500,000		Hanesbrands, Inc., 5.38%, due 05/15/25 144A	506,563
410,000		Harley-Davidson Financial Services, Inc., Series S, 3.55%, due 05/21/21 144A	416,459
910,000		HAT Holdings I LLC/HAT Holdings II LLC REIT, 6.00%, due 04/15/25 144A	954,931
1,230,000		HCA, Inc., 3.50%, due 09/01/30	1,186,202
600,000		HCA, Inc., 5.50%, due 06/15/47	732,331
760,000		HCA, Inc., 5.63%, due 09/01/28	850,106
115,000		Healthpeak Properties, Inc. REIT, 3.50%, due 07/15/29	125,437
610,000		Hess Midstream Operations, LP, 5.63%, due 02/15/26 144A	604,980
65,000		Hill-Rom Holdings, Inc., 4.38%, due 09/15/27 144A	66,735
2,030,000		Hilton Domestic Operating Co., Inc., 5.38%, due 05/01/25 144A	2,038,881
250,000		Hilton Domestic Operating Co., Inc., 5.75%, due 05/01/28 144A	253,594
400,000		HSBC Holdings Plc, 4.58% (3 mo. USD LIBOR plus 1.53%), due 06/19/29(b)	462,442
200,000		HSBC Holdings Plc, 4.95%, due 03/31/30	240,886
400,000		HSBC Holdings Plc, 6.50% (5 year USD ICE swap plus 3.61%)(b) (k)	410,826
1,680,000	EUR	HSBC Holdings Plc, (MTN), Reg S, 4.75% (5 year EUR swap plus 3.84%)(b) (j) (k)	1,791,725
250,000	EUR	HSBC Holdings Plc, Reg S, 5.25% (5 year EUR swap plus 4.38%)(b) (j) (k)	279,969
4,215,000		HTA Group, Ltd., 7.00%, due 12/18/25 144A	4,278,035
500,000		Hudbay Minerals, Inc., 7.25%, due 01/15/23 144A	494,323
750,000		Hudbay Minerals, Inc., 7.63%, due 01/15/25 144A	714,454
960,000		ICICI Bank, Ltd., Reg S, 5.75%, due 11/16/20(j)	972,538
440,000		iHeartCommunications, Inc., 4.75%, due 01/15/28 144A	406,644
765,000		iHeartCommunications, Inc., 5.25%, due 08/15/27 144A	733,780
215,000		iHeartCommunications, Inc., 6.38%, due 05/01/26	213,353
915,000		iHeartCommunications, Inc., 8.38%, due 05/01/27	840,139
980,000		IHS Netherlands Holdco BV, 7.13%, due 03/18/25 144A	999,600
905,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	920,837
1,150,000		IHS Netherlands Holdco BV, Reg S, 8.00%, due 09/18/27(j)	1,170,125
630,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	658,350
440,000		International Game Technology Plc, 5.25%, due 01/15/29 144A	431,948
615,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	650,958
900,000		Intesa Sanpaolo SpA, 5.02%, due 06/26/24 144A	922,692
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	369,077
915,000		Intesa Sanpaolo SpA, 7.70% (5 year USD swap plus 5.46%)(b) (k) 144A	914,243
205,000		IQVIA, Inc., 5.00%, due 10/15/26 144A	211,857
640,000	EUR	IQVIA, Inc., Reg S, 2.25%, due 01/15/28(j)	692,332
2,410,000		IRB Holding Corp., 7.00%, due 06/15/25 144A	2,488,506
1,439,000		Itau Unibanco Holding SA/Cayman Island, 4.63% (5 year CMT plus 3.22%)(b) (k) 144A	1,188,074
260,000		j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 07/15/25 144A	265,227
150,000		JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	152,034
490,000		JM Smucker Co. (The), 3.55%, due 03/15/50(i)	507,880
594,985		K2016470219 South Africa, Ltd., 3.00%, due 12/31/22	5,950
156,683		K2016470260 South Africa, Ltd., 25.00%, due 12/31/22	5,876
1,520,000		Kaisa Group Holdings, Ltd., Reg S, 9.38%, due 06/30/24(j)	1,396,335

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
750,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	815,550
640,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	691,392
400,000		KeyCorp, (MTN), 2.55%, due 10/01/29	414,389
340,000		Kimberly-Clark de Mexico SAB de CV, 2.43%, due 07/01/31(d) 144A	343,818
340,000		KOC Holding AS, 6.50%, due 03/11/25 144A	348,997
855,000		Kohl’s Corp., 9.50%, due 05/15/25	977,817
1,580,000		Kosmos Energy, Ltd., 7.13%, due 04/04/26(i) 144A	1,394,097
30,000		Kraft Heinz Foods Co., 3.88%, due 05/15/27 144A	31,395
314,000		Kraft Heinz Foods Co., 3.95%, due 07/15/25	333,382
100,000		Kraft Heinz Foods Co., 4.25%, due 03/01/31 144A	106,253
105,000		Kraft Heinz Foods Co., 4.38%, due 06/01/46	103,383
520,000		Kraft Heinz Foods Co., 4.88%, due 10/01/49 144A	530,346
280,000		Kraft Heinz Foods Co., 5.50%, due 06/01/50 144A	299,588
1,305,000	EUR	Kraft Heinz Foods Co., Reg S, 2.25%, due 05/25/28(j)	1,448,795
945,000		Kuwait Projects Co. SPC, Ltd. (MTN), Reg S, 4.50%, due 02/23/27(j)	902,165
950,000		L Brands, Inc., 5.25%, due 02/01/28	753,808
30,000		L Brands, Inc., 5.63%, due 10/15/23	28,431
80,000		L Brands, Inc., 6.69%, due 01/15/27	67,885
755,000		L Brands, Inc., 6.88%, due 07/01/25 144A	781,425
280,000		L Brands, Inc., 9.38%, due 07/01/25 144A	281,036
180,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 5.25%, due 03/15/22 144A	171,561
730,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 5.88%, due 08/01/21 144A	725,346
455,000		Lamar Media Corp., 3.75%, due 02/15/28 144A	430,396
170,000		Lamar Media Corp., 4.00%, due 02/15/30 144A	163,149
985,000		Lamar Media Corp., 4.88%, due 01/15/29 144A	994,234
1,000,000		Lamb Weston Holdings, Inc., 4.63%, due 11/01/24 144A	1,040,105
160,000		Lamb Weston Holdings, Inc., 4.88%, due 05/15/28 144A	169,822
40,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	39,885
655,000		Lazard Group LLC, 4.38%, due 03/11/29	733,650
45,000		Lennar Corp., 4.50%, due 04/30/24	46,908
175,000		Lennar Corp., 4.75%, due 11/15/22	181,514
870,000		Lennar Corp., 4.88%, due 12/15/23	921,021
500,000		Levi Strauss & Co., 5.00%, due 05/01/25 144A	503,703
790,000		Liberty Mutual Group, Inc., 3.95%, due 05/15/60 144A	835,199
260,000		LifePoint Health, Inc., 4.38%, due 02/15/27 144A	246,350
430,000		Lions Gate Capital Holdings LLC, 5.88%, due 11/01/24 144A	412,217
575,000		Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22 144A	572,309
1,035,000		Liquid Telecommunications Financing Plc, Reg S, 8.50%, due 07/13/22(j)	1,030,156
200,000		Lloyds Banking Group Plc, 4.65%, due 03/24/26	222,765
450,000	EUR	Lloyds Banking Group Plc, Reg S, 4.95% (5 year EURIBOR swap plus 5.29%)(b) (j) (k)	492,364
640,000		Lukoil International Finance BV, 4.75%, due 11/02/26 144A	712,243
3,445,000		Lukoil Securities BV, 3.88%, due 05/06/30 144A	3,595,719
1,095,000		Macy’s, Inc., 8.38%, due 06/15/25 144A	1,092,115
800,000		MAF Global Securities, Ltd., Reg S, 5.50% (5 year USD swap plus 3.48%)(b) (j) (k)	772,032
935,000		MAF Sukuk, Ltd., Reg S, 4.64%, due 05/14/29(j)	975,752
100,000		Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	103,098
140,000		Mastercard, Inc., 3.85%, due 03/26/50	174,981

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
480,000		Match Group, Inc., 4.63%, due 06/01/28 144A	486,300
290,000		Match Group, Inc., 5.00%, due 12/15/27(i) 144A	302,792
354,000		MEG Energy Corp., 7.00%, due 03/31/24 144A	304,477
340,000		MEG Energy Corp., 7.13%, due 02/01/27 144A	283,475
1,030,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	1,167,680
520,000		Melco Resorts Finance, Ltd., 5.38%, due 12/04/29 144A	522,938
155,000		Meredith Corp., 6.88%, due 02/01/26	129,445
360,000		Michaels Stores, Inc., 8.00%, due 07/15/27(i) 144A	313,808
1,215,000		Microchip Technology, Inc., 4.25%, due 09/01/25 144A	1,223,889
1,400,000		Micron Technology, Inc., 2.50%, due 04/24/23	1,456,193
455,000		Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, due 06/20/27(d) 144A	457,275
4,225,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	4,519,968
675,000		Millicom International Cellular SA, 6.63%, due 10/15/26(i) 144A	720,235
525,000		Mineral Resources, Ltd., 8.13%, due 05/01/27 144A	559,338
610,000		Mohegan Gaming & Entertainment, 7.88%, due 10/15/24 144A	508,523
2,575,000		Montage Resources Corp., 8.88%, due 07/15/23	2,042,271
1,000,000		Morgan Stanley, (MTN), 2.50%, due 04/21/21	1,016,826
260,000	GBP	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.69%, due 06/05/28	323,309
800,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	824,524
175,000		MSCI, Inc., 4.00%, due 11/15/29 144A	178,796
440,000		Mylan NV, 5.25%, due 06/15/46	546,413
445,000		Mylan, Inc., 5.40%, due 11/29/43	558,526
10,000		Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, due 11/15/21 144A	5,678
435,000		NBM US Holdings, Inc., 7.00%, due 05/14/26(i) 144A	436,805
350,000		NCL Corp., Ltd., Class C, 3.63%, due 12/15/24 144A	214,813
640,000		NCL Corp., Ltd., Class C, 12.25%, due 05/15/24 144A	672,208
640,000		NCR Corp., 8.13%, due 04/15/25 144A	681,200
275,000	EUR	Netflix, Inc., 3.88%, due 11/15/29 144A	325,293
300,000		Netflix, Inc., 5.88%, due 11/15/28	342,161
1,070,000		Netflix, Inc., 6.38%, due 05/15/29	1,243,008
2,060,000	EUR	Netflix, Inc., Reg S, 3.63%, due 06/15/30(j)	2,385,760
210,000	EUR	Netflix, Inc., Reg S, 3.88%, due 11/15/29(j)	248,406
200,000		New York Life Insurance Co., 3.75%, due 05/15/50 144A	226,494
1,284,000		Newell Brands, Inc., 4.70%, due 04/01/26	1,351,256
340,000		Newell Brands, Inc., 4.88%, due 06/01/25	356,716
2,570,000		Nexstar Broadcasting, Inc., 5.63%, due 07/15/27 144A	2,557,227
620,000		NGPL PipeCo LLC, Senior Note, 7.77%, due 12/15/37 144A	758,656
660,000		NMI Holdings, Inc., 7.38%, due 06/01/25 144A	692,261
640,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(g) (l)	7,360
520,000		NVIDIA Corp., 3.50%, due 04/01/50	597,532
610,000		Oasis Petroleum, Inc., 6.88%, due 03/15/22	102,556
780,000		Oasis Petroleum, Inc., 6.88%, due 01/15/23	132,600
270,000		Occidental Petroleum Corp., 1.40% (3 mo. USD LIBOR plus 0.95%), due 02/08/21(b)	266,019
650,000		Occidental Petroleum Corp., 2.60%, due 08/13/21	636,984
20,000		Occidental Petroleum Corp., 2.70%, due 08/15/22	18,656
300,000		Occidental Petroleum Corp., 4.20%, due 03/15/48	203,535
930,000		Occidental Petroleum Corp., 4.40%, due 08/15/49(i)	644,922

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
580,000		Occidental Petroleum Corp., 7.15%, due 05/15/28	519,100
3,060,000		OCP SA, 6.88%, due 04/25/44(i) 144A	3,728,319
2,000,000		OI European Group BV, 4.00%, due 03/15/23 144A	1,977,150
615,000		ONEOK, Inc., 7.15%, due 01/15/51	749,675
975,000		Open Text Corp., 3.88%, due 02/15/28 144A	940,417
1,985,000		Open Text Holdings, Inc., 4.13%, due 02/15/30 144A	1,954,917
1,490,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, due 03/15/30 144A	1,350,968
1,250,000		Oversea-Chinese Banking Corp., Ltd., (MTN), Reg S, 4.25%, due 06/19/24(j)	1,354,437
430,000		Owl Rock Capital Corp., 4.00%, due 03/30/25	425,231
825,000		Oztel Holdings SPC, Ltd., 5.63%, due 10/24/23 144A	829,269
1,000,000		Panther BF Aggregator 2, LP/Panther Finance Co., Inc., 6.25%, due 05/15/26 144A	1,035,670
140,000		Park Aerospace Holdings, Ltd., 4.50%, due 03/15/23 144A	127,800
150,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27	123,534
295,000		Parsley Energy LLC/Parsley Finance Corp., 5.25%, due 08/15/25 144A	284,379
1,000,000		Parsley Energy LLC/Parsley Finance Corp., 5.38%, due 01/15/25 144A	975,910
260,000		Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/27 144A	256,702
1,840,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, due 06/30/50 144A	1,798,876
2,400,000		Petrobras Global Finance BV, 5.30%, due 01/27/25	2,497,824
720,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(m)	716,184
1,290,000		Petroleos Mexicanos, 6.84%, due 01/23/30 144A	1,137,690
11,184,300	MXN	Petroleos Mexicanos, Reg S (GDN), 7.19%, due 09/12/24(j)	412,369
485,000		PetSmart, Inc., 5.88%, due 06/01/25 144A	487,718
2,810,000		PetSmart, Inc., 7.13%, due 03/15/23 144A	2,775,830
560,000		PetSmart, Inc., 8.88%, due 06/01/25(i) 144A	562,089
155,000		PG&E Corp., 5.25%, due 07/01/30	156,271
230,000		Polaris Intermediate Corp., 8.50% (8.50% Cash or 9.25% PIK), due 12/01/22 144A	203,116
1,380,000	EUR	PPF Telecom Group BV, (MTN), Reg S, 3.13%, due 03/27/26(j)	1,549,649
1,000,000		Prestige Brands, Inc., 6.38%, due 03/01/24(i) 144A	1,027,605
160,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, due 04/15/26 144A	166,294
180,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	170,152
280,000		Prosperous Ray, Ltd., Reg S, 4.63%, due 11/12/23(j)	301,437
1,825,000		Prosus NV, 4.85%, due 07/06/27 144A	2,050,406
720,000		Prosus NV, Reg S, 4.85%, due 07/06/27(j)	808,927
1,025,000		Prudential Financial, Inc., 3.94%, due 12/07/49	1,168,798
225,000		PTC, Inc., 3.63%, due 02/15/25 144A	223,875
260,000		PTC, Inc., 4.00%, due 02/15/28 144A	258,081
200,000		Quicken Loans, Inc., 5.25%, due 01/15/28 144A	206,957
895,000		Radian Group, Inc., 6.63%, due 03/15/25	919,053
360,000		Radiology Partners, Inc., 9.25%, due 02/01/28 144A	340,200
300,000		Range Resources Corp., 5.00%, due 08/15/22(i)	273,938
290,000		Range Resources Corp., 5.75%, due 06/01/21	279,451
617,000		Range Resources Corp., 5.88%, due 07/01/22	569,809
1,050,000		Range Resources Corp., 9.25%, due 02/01/26 144A	945,819
130,000		Raymond James Financial, Inc., 4.65%, due 04/01/30	155,227
640,000		Raytheon Technologies Corp., 3.13%, due 07/01/50	683,517

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
350,000		Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, due 06/15/25 144A	350,945
445,000		Royal Bank of Scotland Group Plc, 4.27% (3 mo. USD LIBOR plus 1.76%), due 03/22/25(b)	484,279
300,000		Royal Bank of Scotland Group Plc, 4.89% (3 mo. USD LIBOR plus 1.75%), due 05/18/29(b)	353,722
350,000		Royal Caribbean Cruises, Ltd., 2.65%, due 11/28/20(i)	339,587
860,000		Royal Caribbean Cruises, Ltd., 11.50%, due 06/01/25 144A	898,066
326,000		RR Donnelley & Sons Co., 8.25%, due 07/01/27	323,555
3,105,000		Rumo Luxembourg SARL, 5.25%, due 01/10/28(d)	3,105,000
200,000		Sands China, Ltd., 3.80%, due 01/08/26 144A	206,340
400,000		Sands China, Ltd., 5.13%, due 08/08/25	434,782
1,130,000		Santander Holdings USA, Inc., 3.45%, due 06/02/25	1,178,414
590,000		Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	642,151
5,035,000		SASOL Financing USA LLC, 6.50%, due 09/27/28	4,476,921
165,000		Science Applications International Corp., 4.88%, due 04/01/28 144A	164,304
525,000		Seagate HDD Cayman, 4.09%, due 06/01/29 144A	551,342
486,000		Seagate HDD Cayman, 4.88%, due 06/01/27(i)	527,832
110,000		Sensata Tech, Inc., 4.38%, due 02/15/30 144A	109,178
925,000		Service Properties Trust REIT, 7.50%, due 09/15/25	975,523
280,000		Shea Homes, LP/Shea Homes Funding Corp., 4.75%, due 02/15/28 144A	266,657
1,090,000		Shelf Drilling Holdings, Ltd., 8.25%, due 02/15/25 144A	493,895
870,000		Silversea Cruise Finance, Ltd., 7.25%, due 02/01/25 144A	823,146
2,065,000		Sinopec Group Overseas Development 2018, Ltd., 3.35%, due 05/13/50 144A	2,204,990
990,000		Societe Generale SA, 3.00%, due 01/22/30 144A	1,008,192
2,005,000		Societe Generale SA, 3.65% (5 year CMT plus 3%), due 07/08/35(b) (d)	2,005,000
765,000		Societe Generale SA, 4.75%, due 09/14/28 144A	891,697
350,000		Societe Generale SA, 6.75% (5 year USD swap plus 3.93%)(b) (k) 144A	348,535
780,000		Societe Generale SA, 7.38% (5 year USD swap plus 4.30%)(b) (k) 144A	786,392
190,000		Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, due 11/01/27 144A	173,375
370,000		Springleaf Finance Corp., 5.38%, due 11/15/29	348,244
850,000		Sprint Capital Corp., 6.88%, due 11/15/28	1,037,212
1,400,000		Sprint Capital Corp., 8.75%, due 03/15/32	2,005,150
845,000		SS&C Technologies, Inc., 5.50%, due 09/30/27 144A	861,220
775,000		Standard Chartered Plc, 4.30%, due 02/19/27 144A	825,454
1,475,000		Standard Chartered Plc, 6.00% (5 year CMT plus 5.66%)(b) (k) 144A	1,470,575
585,000		Standard Chartered Plc, 7.75% (5 year USD swap plus 5.72%)(b) (i) (k) 144A	610,880
110,000		Standard Industries, Inc., 4.75%, due 01/15/28 144A	111,832
325,000	EUR	Summer BC Holdco B SARL, 5.75%, due 10/31/26 144A	348,689
1,305,000	EUR	Summer BC Holdco B SARL, Reg S, 5.75%, due 10/31/26(j)	1,400,120
1,160,000		Suzano Austria GmbH, 6.00%, due 01/15/29	1,255,491
260,000		Suzano Austria GmbH, Reg S, 5.75%, due 07/14/26(i) (j)	284,976
570,000		Swire Pacific MTN Financing, Ltd., (MTN), Reg S, 4.50%, due 10/09/23(j)	618,558
800,000		Synchrony Financial, 4.50%, due 07/23/25	850,554
620,000		Sysco Corp., 6.60%, due 04/01/50	861,951
635,000		T-Mobile USA, Inc., 4.38%, due 04/15/40 144A	737,295
635,000		T-Mobile USA, Inc., 4.50%, due 04/15/50 144A	757,384
200,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	205,700
790,000		Takeda Pharmaceutical Co., Ltd., 3.18%, due 07/09/50(d)	791,236
280,000		Talen Energy Supply LLC, 10.50%, due 01/15/26 144A	222,013

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
240,000		Taylor Morrison Communities, Inc., 5.88%, due 01/31/25 144A	244,726
230,000		Teck Resources, Ltd., 5.40%, due 02/01/43	226,480
90,000		Teck Resources, Ltd., 6.00%, due 08/15/40	95,473
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	249,497
2,300,000		Tencent Holdings, Ltd., 3.24%, due 06/03/50 144A	2,312,253
1,655,000		Tencent Holdings, Ltd., 3.29%, due 06/03/60 144A	1,677,399
250,000		Tenet Healthcare Corp., 4.63%, due 06/15/28 144A	244,175
160,000		Tenet Healthcare Corp., 5.13%, due 11/01/27 144A	158,336
1,460,000		Tenet Healthcare Corp., 7.50%, due 04/01/25 144A	1,559,462
350,000		Tennessee Gas Pipeline Co. LLC, 2.90%, due 03/01/30 144A	359,433
425,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 3.25%, due 04/15/22	476,895
235,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 6.00%, due 01/31/25 144A	279,589
360,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, Reg S, 1.25%, due 03/31/23(j)	376,993
1,170,000		TransDigm, Inc., 6.25%, due 03/15/26 144A	1,169,117
3,245,000		TransDigm, Inc., 8.00%, due 12/15/25 144A	3,424,659
2,880,000	ZAR	Transnet SOC, Ltd., (MTN), Reg S, 9.50%, due 05/13/21(j)	168,499
540,000		Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	466,595
730,000		Twitter, Inc., 3.88%, due 12/15/27 144A	731,898
340,000		UBS Group AG, 7.00% (5 year USD swap plus 4.34%)(b) (k) 144A	353,411
1,960,000		UniCredit SpA, 5.46% (5 year USD ICE swap plus 4.75%), due 06/30/35(b) 144A	1,979,690
955,000		UniCredit SpA, 7.30% (5 year USD ICE swap plus 4.91%), due 04/02/34(b) 144A	1,085,667
640,000		UniCredit SpA, Reg S, 8.00% (5 year USD swap plus 5.18%)(b) (j) (k)	644,400
1,200,000		Unifin Financiera SAB de CV, 8.38%, due 01/27/28 144A	893,250
1,015,000		Unifin Financiera SAB de CV, Reg S, 7.00%, due 01/15/25(j)	764,422
200,000		Union Pacific Corp., 3.84%, due 03/20/60	232,383
60,000		United Airlines Holdings, Inc., 6.00%, due 12/01/20(i)	59,768
280,000		United Airlines Pass Through Trust, 3.70%, due 06/01/24	260,829
140,000		United Rentals North America, Inc., 3.88%, due 11/15/27	139,887
500,000		United Rentals North America, Inc., 4.88%, due 01/15/28	513,283
1,580,000		United Rentals North America, Inc., 5.25%, due 01/15/30	1,635,008
600,000		Univision Communications, Inc., 5.13%, due 05/15/23 144A	607,395
650,000		Univision Communications, Inc., 9.50%, due 05/01/25 144A	692,250
845,000		US Foods, Inc., 6.25%, due 04/15/25 144A	863,484
500,000		US Renal Care, Inc., 10.63%, due 07/15/27 144A	516,468
850,000		Vale Overseas, Ltd., 6.88%, due 11/10/39	1,112,909
3,390,000		VEON Holdings BV, 4.00%, due 04/09/25 144A	3,510,837
100,000		Verizon Communications, Inc., 4.52%, due 09/15/48	132,514
430,000	EUR	Vertical Holdco GMBH, 6.63%, due 07/15/28	482,955
270,000		Vertical Holdco GMBH, 7.63%, due 07/15/28(d) 144A	270,000
405,000	EUR	Vertical Midco GMBH, 4.38%, due 07/15/27	454,876
800,000		Vertical US Newco, Inc., 5.25%, due 07/15/27(d) 144A	800,000
465,000		VF Ukraine PAT via VFU Funding Plc, 6.20%, due 02/11/25 144A	461,513
635,000		ViacomCBS, Inc., 4.95%, due 01/15/31	751,402
990,000		ViacomCBS, Inc., 4.95%, due 05/19/50	1,107,156
670,000		ViacomCBS, Inc., 6.88%, due 04/30/36	909,902
545,000		VICI Properties, LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30 144A	520,647
1,730,000		VICI Properties, LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29 144A	1,689,674
950,000		Videotron, Ltd., 5.13%, due 04/15/27 144A	988,508
100,000		Viper Energy Partners, LP, 5.38%, due 11/01/27 144A	98,261

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
500,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26 144A	512,923
500,000		Virgin Media Secured Finance Plc, 5.50%, due 05/15/29 144A	523,403
220,000		VISA, Inc., 2.70%, due 04/15/40	236,122
1,205,000		Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	1,219,761
1,560,000		VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	1,161,911
130,000		Vodafone Group Plc, 4.38%, due 05/30/28	154,715
1,695,000		VTR Finance NV, 6.38%, due 07/15/28(d) 144A	1,748,003
230,000		Waste Management, Inc., 3.45%, due 06/15/29(i)	237,094
350,000		WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	343,583
530,000		Weight Watchers International, Inc., 8.63%, due 12/01/25 144A	547,556
480,000		Wells Fargo & Co., 2.50%, due 03/04/21	486,739
140,000		Wells Fargo & Co., (MTN), 4.48% (3 mo. USD LIBOR plus 3.77%), due 04/04/31(b)	169,579
410,000		Wells Fargo & Co., (MTN), 5.01% (3 mo. USD LIBOR plus 4.24%), due 04/04/51(b)	571,589
727,000		Wendy’s International LLC, 7.00%, due 12/15/25	753,583
995,000		Western Digital Corp., 4.75%, due 02/15/26	1,029,815
730,000		Western Midstream Operating, LP, 4.00%, due 07/01/22	731,314
120,000		Western Midstream Operating, LP, 5.25%, due 02/01/50	104,429
750,000		Western Midstream Operating, LP, 5.30%, due 03/01/48	612,188
160,000		Western Midstream Operating, LP, 5.38%, due 06/01/21	160,400
932,000		Western Midstream Operating, LP, 5.45%, due 04/01/44	780,830
490,000		Westlake Chemical Corp., 4.38%, due 11/15/47	485,774
390,000		Westpac Banking Corp., 4.11% (5 year CMT plus 2.00%), due 07/24/34(b)	431,084
1,035,000		Whiting Petroleum Corp., 5.75%, due 03/15/21(l)	200,531
160,000		William Carter Co., (The), 5.50%, due 05/15/25 144A	165,300
1,705,000		William Carter Co., (The), 5.63%, due 03/15/27 144A	1,761,103
585,000		Williams Cos., Inc. (The), 4.85%, due 03/01/48	640,903
650,000		Williams Cos., Inc. (The), 5.10%, due 09/15/45	715,434
640,000		Williams Cos., Inc. (The), 5.40%, due 03/04/44	713,516
100,000		Williams Cos., Inc. (The), 8.75%, due 03/15/32	148,467
400,000		WPX Energy, Inc., 5.25%, due 09/15/24	395,246
1,030,000		WPX Energy, Inc., 5.25%, due 10/15/27	963,954
320,000		WPX Energy, Inc., 5.88%, due 06/15/28	308,304
250,000		WPX Energy, Inc., 8.25%, due 08/01/23	278,411
370,000		Wynn Macau, Ltd., 5.13%, due 12/15/29(i) 144A	359,825
1,260,000		Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, due 04/15/25 144A	1,274,584
700,000		XPO CNW, Inc., 6.70%, due 05/01/34	722,208
1,720,000		XPO Logistics, Inc., 6.25%, due 05/01/25 144A	1,804,925
1,000,000		XPO Logistics, Inc., 6.50%, due 06/15/22 144A	1,003,475
100,000		XPO Logistics, Inc., 6.75%, due 08/15/24 144A	105,021
290,000		Yamana Gold, Inc., 4.63%, due 12/15/27	305,946
150,000		YPF SA, 8.50%, due 03/23/21 144A	127,331
800,000		YPF SA, Reg S, 8.50%, due 03/23/21(i) (j)	679,100
125,000		Yum! Brands, Inc., 4.75%, due 01/15/30 144A	127,214
504,000	EUR	Ziggo BV, 4.25%, due 01/15/27 144A	585,427
1,135,000	EUR	Ziggo BV, Reg S, 2.88%, due 01/15/30(j)	1,261,321

			442,238,790

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — 4.5%
650,000	BANK, Series 2018-BNK14, Class A4, 4.23%, due 09/15/60(c)	770,482
565,000	BANK, Series 2020-BNK25, Class AS, 2.84%, due 01/15/63	595,239
2,000,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33(c) 144A	1,691,335
620,000	BBCMS Mortgage Trust, Series 2018-CBM, Class D, 2.58% (1 mo. USD LIBOR plus 2.39%), due 07/15/37(b) 144A	541,683
450,000	BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	501,825
530,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	533,654
380,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(c)	402,040
1,000,000	BHMS, Series 2018-MZB, Class MZB, 6.82% (1 mo. USD LIBOR plus 6.64%), due 07/15/20(b) 144A	788,454
930,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 2.33% (1 mo. USD LIBOR plus 2.15%), due 04/15/34(b) 144A	820,413
1,500,000	BX Trust, Series 2018-BILT, Class B, 1.20% (1 mo. USD LIBOR plus 1.02%), due 05/15/30(b) 144A	1,390,677
640,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.93%, due 12/15/47(c) 144A	609,004
480,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 1.13% (1 mo. USD LIBOR plus 0.95%), due 11/15/36(b) 144A	480,664
316,211	Citigroup Mortgage Loan Trust CMO, Series 2018-A, Class A1, 4.00%, due 01/25/68(c) 144A	321,645
1,172,500	CSMC, Series 2019 RIO, 8.74%, due 12/15/22(g)	1,068,547
480,000	CSMC, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	464,623
1,051,834	CSMC, Series 2020-4R, Class 1A1, 3.17% (1 mo. USD LIBOR plus 3.00%), due 06/25/47(b) 144A	1,064,363
665,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class M, 4.75%, due 08/25/57(c) 144A	602,604
440,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class M, 4.75%, due 07/25/58(c) 144A	426,490
880,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class M, 4.50%, due 02/25/59(c) 144A	811,158
580,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class M, 4.25%, due 08/25/59(c) 144A	518,750
990,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-DNA1, Class B1, 2.48% (1 mo. USD LIBOR plus 2.30%), due 01/25/50(b) 144A	872,763
2,270,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA3, Class B1, 5.27% (1 mo. USD LIBOR plus 5.10%), due 06/25/50(b) (d) 144A	2,270,000
939,974	FHLMC Structured Asset Mortgage Investments II Trust CMO, Series 2005-AR2, Class 2A2, 0.74% (1 mo. USD LIBOR plus 0.56%), due 05/25/45(b)	693,961
2,032,697	FNMA Connecticut Avenue Securities CMO, Series 2014-C04, Class 1M2, 5.08% (1 mo. USD LIBOR plus 4.90%), due 11/25/24(b) 144A	2,105,351
603,280	FNMA Connecticut Avenue Securities CMO, Series 2016-C06, Class 1M2, 4.43% (1 mo. USD LIBOR plus 4.25%), due 04/25/29(b) 144A	635,576
1,500,000	FNMA Connecticut Avenue Securities CMO, Series 2017-C03, Class 1B1, 5.03% (1 mo. USD LIBOR plus 4.85%), due 10/25/29(b) 144A	1,601,901
1,494,957	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1M2, 2.43% (1 mo. USD LIBOR plus 2.25%), due 07/25/30(b) 144A	1,472,317
949,547	FNMA Connecticut Avenue Securities CMO, Series 2018-C03, Class 1M2, 2.33% (1 mo. USD LIBOR plus 2.15%), due 10/25/30(b) 144A	941,599
1,920,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1B1, 4.43% (1 mo. USD LIBOR plus 4.25%), due 01/25/31(b) 144A	1,926,971

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,493,784	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1M2, 2.53% (1 mo. USD LIBOR plus 2.35%), due 01/25/31(b) 144A	1,474,218
642,500	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1B1, 3.93% (1 mo. USD LIBOR plus 3.75%), due 03/25/31(b) 144A	621,654
1,020,255	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1M2, 2.18% (1 mo. USD LIBOR plus 2.00%), due 03/25/31(b) 144A	987,750
756,604	FNMA Connecticut Avenue Securities Trust CMO, Series 2019-R05, Class 1M2, 2.18% (1 mo. USD LIBOR plus 2.00%), due 07/25/39(b) 144A	746,519
860,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2020-R01, Class 1M2, 2.23% (1 mo. USD LIBOR plus 2.05%), due 01/25/40(b) 144A	827,462
410,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.56%, due 08/10/44(c) 144A	305,688
500,000	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43%, due 08/10/50	560,670
900,000	GS Mortgage Securities Trust, Series 2020-DUNE, Class A, 1.28% (1 mo. USD LIBOR plus 1.10%), due 12/15/36(b) 144A	842,234
1,390,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 8.39% (1 mo. USD LIBOR plus 8.21%), due 06/15/35(b) 144A	1,050,376
1,910,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 3.07% (1 mo. USD LIBOR plus 2.90%), due 07/05/33(b) 144A	1,734,785
840,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.78% (1 mo. USD LIBOR plus 2.60%), due 09/15/29(b) 144A	738,751
1,270,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class F, 3.58% (1 mo. USD LIBOR plus 3.40%), due 09/15/29(b) 144A	1,060,116
662,443	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BOLT, Class C, 3.98% (1 mo. USD LIBOR plus 3.80%), due 07/15/34(b) 144A	591,845
1,260,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 3.03% (1 mo. USD LIBOR plus 2.85%), due 12/15/36(b) 144A	1,049,770
740,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class G, 4.43% (1 mo. USD LIBOR plus 4.25%), due 12/15/36(b) 144A	604,347
930,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.69%, due 01/16/37(c) 144A	826,701
1,019,109	Motel 6 Trust, Series 2017-MTL6, Class E, 3.43% (1 mo. USD LIBOR plus 3.25%), due 08/15/34(b) 144A	940,185
500,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 1.68% (1 mo. USD LIBOR plus 1.50%), due 07/15/36(b) 144A	491,539
820,000	Natixis Commercial Mortgage Securities Trust, Series 2019-TRUE, Class A, 2.20% (1 mo. USD LIBOR plus 2.01%), due 04/18/24(b) 144A	766,473
800,000	Radnor RE, Ltd. Mortgage Insurance-Linked Notes CMO, Series 2020-1, Class M1C, 1.93% (1 mo. USD LIBOR plus 1.75%), due 02/25/30(b) 144A	700,488
230,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 2.93% (1 mo. USD LIBOR plus 2.75%), due 11/15/27(b) 144A	158,275
900,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 3.68% (1 mo. USD LIBOR plus 3.50%), due 11/15/27(b) 144A	569,586
1,211,880	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 3.34% (1 mo. USD LIBOR plus 3.18%), due 11/11/34(b) 144A	1,018,023
1,207,020	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 4.12% (1 mo. USD LIBOR plus 3.95%), due 11/11/34(b) 144A	889,490
755,236	WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR1, Class A1B, 0.96% (1 mo. USD LIBOR plus 0.78%), due 01/25/45(b)	745,032

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Mortgage Backed Securities - Private Issuers — continued
1,667,611		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR6, Class 2A1A, 0.64% (1 mo. USD LIBOR plus 0.46%), due 04/25/45(b)	1,627,449
975,171		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2006-AR16, Class 2A2, 3.33%, due 12/25/36(c)	887,792
853,671		Wells Fargo Mortgage Backed Securities Trust CMO, Series 2006-AR5, Class 2A1, 4.00%, due 04/25/36(c)	804,469

			50,545,776

		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.1%
100,000		FNMA, Pool # BL5547, 2.68%, due 01/01/35	112,110
209,604		FNMA, Pool # BM6224, 2.79%, due 01/01/35(c)	235,460
1,180,966		UMBS, Pool # BM5520, 3.50%, due 02/01/47	1,255,242

			1,602,812

		Sovereign Debt Obligations — 33.2%
1,130,000		Abu Dhabi Government International Bond, 2.13%, due 09/30/24 144A	1,168,194
2,870,000		Abu Dhabi Government International Bond, 4.13%, due 10/11/47 144A	3,507,700
930,000		Angolan Government International Bond, Reg S, 8.25%, due 05/09/28(j)	769,851
22,783,128	ARS	Argentina Treasury Bond, 1.00%, due 08/05/21	355,383
535,000		Argentine Republic Government International Bond, 5.88%, due 01/11/28	214,300
1,320,000		Bahrain Government International Bond, 7.38%, due 05/14/30(i) 144A	1,507,044
2,070,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	2,958,595
705,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	1,087,084
815,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	1,490,124
300,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, Reg S, 4.00%, due 03/01/23(g) (j)	401,587
7,697,000	BRL	Brazil Letras do Tesouro Nacional, 2.94%, due 01/01/22(f)	1,341,728
3,544,000	BRL	Brazil Letras do Tesouro Nacional, 3.57%, due 07/01/22(f)	601,856
14,902,000	BRL	Brazil Letras do Tesouro Nacional, 4.74%, due 07/01/23(f)	2,369,923
400,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 08/15/22	267,332
1,779,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 05/15/45	1,360,474
1,408,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 08/15/50	1,098,322
28,104,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/23	5,537,375
15,020,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/25	3,054,383
29,759,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/27	6,205,977
34,278,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/29	7,176,303
10,166,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/31	2,149,041
2,310,000		Brazilian Government International Bond, 4.75%, due 01/14/50	2,186,727
362,600,000	COP	Colombian TES, 5.75%, due 11/03/27	97,648
27,594,300,000	COP	Colombian TES, 6.00%, due 04/28/28	7,515,502
1,532,300,000	COP	Colombian TES, 6.25%, due 11/26/25	444,511
24,425,500,000	COP	Colombian TES, 7.00%, due 05/04/22	6,985,785
3,691,600,000	COP	Colombian TES, 7.00%, due 06/30/32	1,018,439
1,594,500,000	COP	Colombian TES, 7.25%, due 10/18/34	445,289
18,633,600,000	COP	Colombian TES, 7.50%, due 08/26/26	5,679,406
8,559,500,000	COP	Colombian TES, 7.75%, due 09/18/30	2,515,901
15,273,400,000	COP	Colombian TES, 10.00%, due 07/24/24	5,031,890
2,219,800,000	COP	Colombian TES, 11.00%, due 07/24/20	596,497
15,410,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	633,111
59,120,000	CZK	Czech Republic Government Bond, 2.00%, due 10/13/33	2,834,346

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Sovereign Debt Obligations — continued
24,180,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	1,202,371
20,730,000	CZK	Czech Republic Government Bond, Reg S, 0.95%, due 05/15/30(j)	886,659
13,880,000	CZK	Czech Republic Government Bond, Reg S, 1.00%, due 06/26/26(j)	599,078
6,760,000	CZK	Czech Republic Government Bond, Reg S, 2.40%, due 09/17/25(j)	312,178
1,430,000		Dominican Republic International Bond, 5.88%, due 01/30/60 144A	1,234,805
23,250,000	DOP	Dominican Republic International Bond, Reg S, 9.75%, due 06/05/26(j)	358,839
7,648,000	EGP	Egypt Government Bond, 16.10%, due 05/07/29	525,349
525,000		Egypt Government International Bond, 5.75%, due 05/29/24 144A	527,334
740,000		Egypt Government International Bond, 7.60%, due 03/01/29 144A	756,243
430,000		Egypt Government International Bond, 7.63%, due 05/29/32 144A	420,794
1,915,000		Egypt Government International Bond, 8.88%, due 05/29/50 144A	1,897,439
43,370,000	BRL	European Investment Bank, (MTN), 4.13%, due 08/27/21(f)	7,534,064
85,067,000	MXN	European Investment Bank, (MTN), 5.50%, due 01/23/23	3,766,664
58,980,000	MXN	European Investment Bank, (MTN), Reg S, 4.75%, due 01/19/21(j)	2,551,912
8,150,000	ZAR	European Investment Bank, (MTN), Reg S, 8.50%, due 09/17/24(j)	533,819
1,010,000		Fiji Government International Bond, Reg S, 6.63%, due 10/02/20(j)	1,006,212
1,340,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	1,270,588
200,000		Ghana Government International Bond, 8.13%, due 03/26/32 144A	188,800
2,035,000		Ghana Government International Bond, Reg S, 7.63%, due 05/16/29(j)	1,929,587
962,390,000	HUF	Hungary Government Bond, 3.00%, due 08/21/30	3,293,273
88,770,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	302,960
189,800,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	656,380
252,190,000	HUF	Hungary Government Bond, 3.25%, due 10/22/31	883,615
259,530,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	992,510
276,070,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	1,206,845
430,000		Indonesia Government International Bond, 3.50%, due 01/11/28	458,402
2,470,000		Indonesia Government International Bond, (MTN), Reg S, 5.25%, due 01/17/42(j)	3,063,489
17,386,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	1,142,961
15,805,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,015,016
60,374,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	4,239,070
47,997,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 09/15/30	3,313,591
48,277,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	3,336,977
4,698,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 06/15/35	325,686
85,807,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	5,910,081
14,838,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 04/15/40	1,026,715
13,900,000,000	IDR	Indonesia Treasury Bond, 8.13%, due 05/15/24	1,029,972
62,356,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	4,661,095
4,212,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	306,973
22,978,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	1,675,617
4,252,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	316,407
8,419,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	636,803
87,389,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	6,454,612
37,653,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 04/15/39	2,781,077
43,775,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	3,340,200
28,849,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,242,083
9,536,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	761,011
8,707,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	743,569
35,350,000,000	IDR	Inter-American Development Bank, (MTN), 7.88%, due 03/14/23	2,519,600
1,845,000		Ivory Coast Government International Bond, Reg S, 6.38%, due 03/03/28(j)	1,891,568
1,760,000		Kazakhstan Government International Bond, (MTN), Reg S, 5.13%, due 07/21/25(j)	2,045,160

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Sovereign Debt Obligations — continued
1,880,000		Kenya Government International Bond, Reg S, 7.25%, due 02/28/28(j)	1,864,095
2,220,000		Kingdom of Jordan, 5.85%, due 07/07/30(d)	2,220,000
1,180,000		Kuwait International Government Bond, 3.50%, due 03/20/27 144A	1,319,463
2,189,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	523,668
5,385,000	MYR	Malaysia Government Bond, 3.48%, due 06/14/24	1,306,027
1,672,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	402,621
2,535,000	MYR	Malaysia Government Bond, 3.50%, due 05/31/27	620,767
22,243,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	5,303,729
5,119,000	MYR	Malaysia Government Bond, 3.73%, due 06/15/28	1,263,980
15,977,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	3,892,854
1,079,000	MYR	Malaysia Government Bond, 3.83%, due 07/05/34	265,758
3,528,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	866,737
6,242,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	1,543,861
12,809,000	MYR	Malaysia Government Bond, 3.89%, due 08/15/29	3,226,231
1,047,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	261,180
6,189,000	MYR	Malaysia Government Bond, 3.90%, due 11/16/27	1,548,382
2,259,000	MYR	Malaysia Government Bond, 3.91%, due 07/15/26	562,679
12,995,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	3,249,797
2,020,000	MYR	Malaysia Government Bond, 4.06%, due 09/30/24	501,799
989,000	MYR	Malaysia Government Bond, 4.13%, due 04/15/32	250,014
1,511,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	376,362
1,910,000	MYR	Malaysia Government Bond, 4.23%, due 06/30/31	488,094
1,289,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	327,569
6,404,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	1,672,908
807,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	209,092
2,849,000	MYR	Malaysia Government Bond, 4.76%, due 04/07/37	765,392
1,860,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	506,493
44,232,000	MXN	Mexican Bonos, 5.75%, due 03/05/26	1,966,847
47,923,300	MXN	Mexican Bonos, 6.50%, due 06/10/21	2,107,683
19,839,700	MXN	Mexican Bonos, 6.50%, due 06/09/22	888,046
123,958,900	MXN	Mexican Bonos, 7.50%, due 06/03/27	5,980,305
19,392,700	MXN	Mexican Bonos, 7.75%, due 05/29/31	949,241
41,225,700	MXN	Mexican Bonos, 7.75%, due 11/23/34	2,027,226
75,873,000	MXN	Mexican Bonos, 7.75%, due 11/13/42	3,589,676
30,697,900	MXN	Mexican Bonos, 8.00%, due 12/07/23	1,464,829
86,152,900	MXN	Mexican Bonos, 8.00%, due 11/07/47	4,181,251
102,447,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	5,252,358
81,380,800	MXN	Mexican Bonos, 8.50%, due 11/18/38	4,182,269
60,176,800	MXN	Mexican Bonos, 10.00%, due 12/05/24	3,135,981
58,811,300	MXN	Mexican Bonos, 10.00%, due 11/20/36	3,440,437
18,036,207	MXN	Mexican Udibonos, 4.50%, due 11/22/35	955,288
2,030,000		Mexico Government International Bond, 3.60%, due 01/30/25	2,157,768
726,000		Mexico Government International Bond, 4.75%, due 04/27/32	802,230
200,000	EUR	North Macedonia Government International Bond, 3.68%, due 06/03/26 144A	228,786
300,000		Panama Government International Bond, 4.50%, due 04/01/56	369,303
510,000		Peruvian Government International Bond, 2.78%, due 01/23/31	544,935
6,518,000	PEN	Peruvian Government International Bond, Reg S (GDN), 6.35%, due 08/12/28(j)	2,185,271
9,407,000	PEN	Peruvian Government International Bond, Reg S (GDN), 6.95%, due 08/12/31(j)	3,243,936
6,699,000	PEN	Peruvian Government International Bond, Reg S (GDN), 8.20%, due 08/12/26(j)	2,451,538
1,562,000	PLN	Poland Government Bond, 5.75%, due 09/23/22	444,396
1,710,000		Provincia de Buenos Aires/Argentina, 6.50%, due 02/15/23 144A	726,767

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Sovereign Debt Obligations — continued
150,000		Provincia de Buenos Aires/Argentina, 7.88%, due 06/15/27 144A	62,626
180,000		Provincia de Buenos Aires/Argentina, 9.13%, due 03/16/24 144A	76,052
300,000		Provincia de Buenos Aires/Argentina, 9.95%, due 06/09/21 144A	126,753
180,000		Provincia de Buenos Aires/Argentina, Reg S, 9.95%, due 06/09/21(j)	76,052
170,000		Provincia de Buenos Aires/Argentina, Reg S, 10.88%, due 01/26/21(j)	81,602
650,000		Provincia de Cordoba, 7.13%, due 06/10/21 144A	406,256
200,000		Qatar Government International Bond, 4.82%, due 03/14/49 144A	263,723
1,780,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	2,425,841
2,850,000		Republic of Belarus Ministry of Finance, 6.38%, due 02/24/31 144A	2,758,201
8,749,000	PLN	Republic of Poland Government Bond, 1.75%, due 07/25/21	2,253,351
7,986,000	PLN	Republic of Poland Government Bond, 2.50%, due 07/25/26	2,204,136
4,259,000	PLN	Republic of Poland Government Bond, 2.50%, due 07/25/27	1,176,256
7,086,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	1,991,399
3,683,000	PLN	Republic of Poland Government Bond, 2.75%, due 10/25/29	1,048,764
1,551,000	PLN	Republic of Poland Government Bond, 3.25%, due 07/25/25	441,435
5,370,000	RON	Romania Government Bond, 3.25%, due 04/29/24	1,233,391
7,475,000	RON	Romania Government Bond, 3.65%, due 09/24/31	1,650,455
1,895,000	RON	Romania Government Bond, 4.25%, due 06/28/23	449,345
7,690,000	RON	Romania Government Bond, 5.00%, due 02/12/29	1,925,043
2,340,000	RON	Romania Government Bond, 5.80%, due 07/26/27	612,840
495,000	EUR	Romanian Government International Bond, 2.75%, due 02/26/26 144A	579,819
647,000	EUR	Romanian Government International Bond, 3.62%, due 05/26/30(i) 144A	785,960
427,159,000	RUB	Russian Federal Bond — OFZ, 6.90%, due 05/23/29	6,491,337
78,879,000	RUB	Russian Federal Bond — OFZ, 7.00%, due 08/16/23	1,179,913
701,806,000	RUB	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	10,756,963
346,266,000	RUB	Russian Federal Bond — OFZ, 7.10%, due 10/16/24	5,252,203
274,182,000	RUB	Russian Federal Bond — OFZ, 7.25%, due 05/10/34	4,274,089
90,051,000	RUB	Russian Federal Bond — OFZ, 7.40%, due 12/07/22	1,345,367
40,988,000	RUB	Russian Federal Bond — OFZ, 7.65%, due 04/10/30	652,276
190,314,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/23/33	3,059,753
65,832,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/16/39	1,082,045
177,677,000	RUB	Russian Federal Bond — OFZ, 7.75%, due 09/16/26	2,815,003
74,707,000	RUB	Russian Federal Bond — OFZ, 7.95%, due 10/07/26	1,192,407
224,560,000	RUB	Russian Federal Bond — OFZ, 8.15%, due 02/03/27	3,636,119
149,130,000	RUB	Russian Federal Bond — OFZ, 8.50%, due 09/17/31	2,530,459
1,865,000		Saudi Government International Bond, 3.75%, due 01/21/55 144A	1,905,485
65,845,180	ZAR	South Africa Government Bond, 6.25%, due 03/31/36	2,521,085
29,921,175	ZAR	South Africa Government Bond, 6.50%, due 02/28/41	1,098,172
60,671,311	ZAR	South Africa Government Bond, 7.00%, due 02/28/31	2,876,082
15,625,000	ZAR	South Africa Government Bond, 7.75%, due 02/28/23	960,701
60,686,981	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	3,230,790
20,343,158	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	1,022,461
39,515,367	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	1,841,709
73,607,976	ZAR	South Africa Government Bond, 8.75%, due 01/31/44	3,345,933
113,537,750	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	5,154,450
79,232,645	ZAR	South Africa Government Bond, 8.88%, due 02/28/35	3,925,047
9,050,463	ZAR	South Africa Government Bond, 9.00%, due 01/31/40	431,297
177,820,957	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	11,681,430
490,000		State Of Israel, 2.75%, due 07/03/30	541,568
310,000		State Of Israel, 3.88%, due 07/03/50	369,322
51,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	1,769

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Sovereign Debt Obligations — continued
21,000	THB	Thailand Government Bond, 2.88%, due 12/17/28	772
3,765,000		Ukraine Government International Bond, Reg S, 0.39%, due 05/31/40(c) (f) (j)	3,495,720
69,711,000	UYU	Uruguay Government International Bond, Reg S, 8.50%, due 03/15/28(j)	1,511,506

			372,112,133

		U.S. Government and Agency Obligations — 4.7%
650,000		U.S. Treasury Bond, 2.00%, due 02/15/50	744,631
170,000		U.S. Treasury Bond, 2.25%, due 08/15/49	204,515
1,040,000		U.S. Treasury Bond, 2.38%, due 11/15/49	1,284,928
700,000		U.S. Treasury Bond, 3.13%, due 05/15/48(n) (o)	981,326
150,000		U.S. Treasury Bond, 3.38%, due 11/15/48	220,482
7,000,000		U.S. Treasury Note, 0.13%, due 06/30/22	6,996,172
800,000		U.S. Treasury Note, 0.25%, due 06/30/25	798,531
1,400,000		U.S. Treasury Note, 0.50%, due 03/31/25(i)	1,415,121
1,500,000		U.S. Treasury Note, 0.50%, due 06/30/27	1,501,406
1,572,900		U.S. Treasury Note, 1.38%, due 04/30/21(o)	1,588,506
11,000,000		U.S. Treasury Note, 1.38%, due 01/31/22	11,209,043
4,240,000		U.S. Treasury Note, 1.50%, due 02/15/30(i)	4,584,334
6,245,000		U.S. Treasury Note, 1.75%, due 07/15/22	6,446,743
10,000		U.S. Treasury Note, 1.75%, due 11/15/29	11,043
14,270,000		U.S. Treasury Note, 2.38%, due 03/15/21	14,491,297

			52,478,078

		TOTAL DEBT OBLIGATIONS (COST $1,067,552,723)	1,062,212,884

Shares		Description	Value ($)

		COMMON STOCKS — 0.0%

		Consumer, Cyclical — 0.0%
7,396,155		Edcon Holdings, Ltd. 1* (p) (q)	—
736,020		Edcon Holdings, Ltd. 2* (p) (q)	—

		TOTAL CONSUMER, CYCLICAL	—

		Energy — 0.0%
10		Amplify Energy Corp.	12
14,783		Nine Point Energy Holdings, LLC* (p)	—

		TOTAL ENERGY	12

		Utilities — 0.0%
8,511		Birch Permian Holdings, Inc.* (p)	31,916
66,347		Birch Permian Holdings, Inc.* (p)	248,802

		TOTAL UTILITIES	280,718

		TOTAL COMMON STOCKS (COST $1,610,355)	280,730

		CONVERTIBLE PREFERRED STOCKS — 0.1%

		Energy — 0.0%
322		Nine Point Energy Holdings, Inc., 0.00%* (p)	28,590

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares		Description	Value ($)

		Industrial — 0.0%
380		Stanley Black & Decker, Inc., 5.00%(e) (k)	432,824

		Technology — 0.1%
491		Broadcom, Inc., 8.00%	547,146

		TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,150,673)	1,008,560

		PREFERRED STOCKS — 0.0%

		Financial — 0.0%
6,375		B. Riley Financial, Inc., 6.50%	134,194
2,450		B. Riley Financial, Inc., 6.88%	56,154

		TOTAL FINANCIAL	190,348

		TOTAL PREFERRED STOCKS (COST $220,625)	190,348

Notional Value		Description	Value ($)

		OPTIONS PURCHASED — 0.0%

		PURCHASED CURRENCY OPTIONS — 0.0%

		Put Options — 0.0%
5,800,000	USD	USD/EUR Option with JPMorgan Chase Bank N.A., Strike Price EUR 1.16, Expires 09/25/20	28,530
4,220,000	USD	USD/EUR Option with Goldman Sachs & Co., Strike Price EUR 1.14, Expires 09/11/20	32,368

		TOTAL CURRENCY OPTIONS PURCHASED (PREMIUMS PAID $93,233)	60,898

Number of Contracts	Notional Value ($)	Description	Value ($)

		PURCHASED FUTURES OPTIONS — 0.0%

		Put Options — 0.0%
22	3,399,220	S&P 500 E-mini Futures with JPMorgan Chase Bank N.A., Strike Price $2,700.00, Expires 07/17/20	6,875
22	3,399,220	S&P 500 E-mini Futures with JPMorgan Chase Bank N.A., Strike Price $2,850.00, Expires 07/17/20	16,775
19	2,935,690	S&P 500 E-mini Futures with JPMorgan Chase Bank N.A., Strike Price $2,600.00, Expires 07/17/20	3,800
34	5,253,340	S&P 500 E-mini Futures with JPMorgan Chase Bank N.A., Strike Price $2,800.00, Expires 08/21/20	76,500
18	2,781,180	S&P 500 E-mini Futures with JPMorgan Chase Bank N.A., Strike Price $2,700.00, Expires 08/21/20	28,350
16	2,472,160	S&P 500 E-mini Futures with JPMorgan Chase Bank N.A., Strike Price $2,800.00, Expires 09/18/20	55,200

		TOTAL FUTURES OPTIONS PURCHASED (PREMIUMS PAID $446,525)	187,500

		TOTAL OPTIONS PURCHASED (PREMIUMS PAID $539,758)	248,398

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 1.9%

		Mutual Fund - Securities Lending Collateral — 1.4%
15,293,110		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.12%(r) (s)	15,293,110

		Sovereign Debt Obligation — 0.5%
99,725,000	EGP	Egypt Treasury Bills, 0.30%, due 07/14/20(f)	6,179,463

		TOTAL SOVEREIGN DEBT OBLIGATIONS	6,179,463

		TOTAL SHORT-TERM INVESTMENTS (COST $21,575,461)	21,472,573

		TOTAL INVESTMENTS — 96.8% (Cost $1,092,649,595)	1,085,413,493

		Other Assets and Liabilities (net)(t) — 3.2%	35,509,862

		NET ASSETS — 100.0%	$1,120,923,355

		Notes to Schedule of Investments:

		ARS — Auction Rate Security

		CDI — Interbank Deposit Rate

		CLO — Collateralized Loan Obligation

		CMO — Collateralized Mortgage Obligation

		CMT — Constant Maturity Treasury Index

		CNRR — China Fixing Repo Rates

		FHLMC — Federal Home Loan Mortgage Corporation

		FNMA — Federal National Mortgage Association

		GDN — Global Depository Note

		ICE — Intercontinental Exchange

		LIBOR — London Interbank Offered Rate

		MTN — Medium Term Note

		OTC — Over-The-Counter

		PIK — Payment In Kind

		REIT — Real Estate Investment Trust

		SOFR — Secured Overnight Financing Rate

		TBD — To Be Determined

		TIIE — Mexican Interbank Equilibrium Interest Rate

		UMBS — Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

	*	Non-income producing security.

	(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	(b)	Variable or floating rate note. Rate shown is as of June 30, 2020.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.

(e)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

(f)	Interest rate presented is yield to maturity.

(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $2,392,871, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.

(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(i)	All or a portion of this security is out on loan.

(j)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(k)	Security is perpetual and has no stated maturity date.

(l)	Security is currently in default.

(m)	Year of maturity is greater than 2100.

(n)	All or a portion of this security is pledged for open futures collateral.

(o)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.

(p)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $309,308 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2020 was $1,911,239.

(q)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(r)	The rate disclosed is the 7-day net yield as of June 30, 2020.

(s)	Represents an investment of securities lending cash collateral.

(t)	As of June 30, 2020, the value of unfunded loan commitments was $85,354 for the Fund. See Notes to Schedule of Investments.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $347,437,044 which represents 31.0% of net assets.

At June 30, 2020, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Bonos de la Tesoreria de la Republica en pesos, Reg S, 4.00%, due 03/01/23	05/17/19	CLP	300,000,000	$436,762	$401,587
CSMC, Series 2019 RIO, 8.74%, due 12/15/22	12/16/19	USD	1,172,500	1,172,500	1,068,547
Magnolia Financial X DAC, Series 2020-1, 2.09%, due 08/13/24	03/02/20	USD	994,975	994,975	915,377
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22	11/02/17	USD	640,000	541,546	7,360

					$2,392,871

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	5,781,170	USD	4,001,472	08/14/20	Bank of America, N.A.	$(20,363)
AUD	4,755,952	USD	2,985,137	07/16/20	Citibank N.A.	289,628
AUD	10,395,680	USD	7,123,705	08/14/20	Citibank N.A.	35,110
AUD	15,051,725	USD	10,217,219	07/16/20	JPMorgan Chase Bank N.A.	146,819
BRL	4,223,040	USD	794,103	08/14/20	Barclays Bank Plc	(26,349)
BRL	4,952,948	USD	943,045	07/16/20	Citibank N.A.	(41,525)
BRL	12,007,770	USD	2,366,459	08/14/20	Citibank N.A.	(183,432)
BRL	2,580,000	USD	486,838	07/16/20	Goldman Sachs & Co.	(17,235)
BRL	4,270,270	USD	795,460	08/14/20	Goldman Sachs International	(19,120)
BRL	3,280,000	USD	620,401	07/16/20	JPMorgan Chase Bank N.A.	(23,386)
BRL	1,231,300	USD	243,605	07/20/20	JPMorgan Chase Bank N.A.	(19,527)
BRL	35,344,000	USD	6,812,907	07/22/20	JPMorgan Chase Bank N.A.	(381,400)
BRL	8,210,480	USD	1,665,074	08/14/20	JPMorgan Chase Bank N.A.	(172,399)
BRL	7,857,260	USD	1,470,506	08/14/20	Morgan Stanley & Co. International Plc	(42,046)
BRL	9,470,000	USD	1,875,248	07/06/20	Morgan Stanley Capital Services, Inc.	(150,814)
CAD	14,194,425	USD	10,234,340	07/16/20	BNP Paribas S.A.	187,769
CAD	5,390,000	USD	3,938,012	10/16/20	BNP Paribas S.A.	20,240
CAD	1,530,259	USD	1,085,502	07/16/20	Morgan Stanley Capital Services, Inc.	38,075
CLP	320,842,460	USD	418,417	08/14/20	Bank of America, N.A.	(27,101)
CLP	288,803,850	USD	366,619	08/14/20	Citibank N.A.	(14,378)
CLP	885,395,560	USD	1,113,705	08/14/20	Deutsche Bank AG	(33,830)
CLP	2,244,208,300	USD	2,948,832	07/15/20	JPMorgan Chase Bank N.A.	(213,030)
CLP	4,054,057,100	USD	5,066,938	07/22/20	JPMorgan Chase Bank N.A.	(124,250)
CLP	2,292,377,480	USD	2,921,349	08/14/20	JPMorgan Chase Bank N.A.	(125,444)
CNH	10,422,590	USD	1,470,369	08/14/20	HSBC Bank Plc	956
COP	1,412,329,290	USD	381,858	08/14/20	Barclays Bank Plc	(5,620)
COP	4,283,516,740	USD	1,140,110	08/14/20	Deutsche Bank AG	998
COP	2,338,068,200	USD	623,096	08/14/20	Goldman Sachs International	(246)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
COP	1,416,543,500	USD	385,035	08/14/20	JPMorgan Chase Bank N.A.	$(7,675)
COP	2,924,631,790	USD	784,715	08/14/20	UBS AG	(5,607)
CZK	117,282,830	USD	5,014,176	08/14/20	Bank of America, N.A.	(68,549)
CZK	17,917,110	USD	753,228	08/14/20	Barclays Bank Plc	2,307
CZK	18,208,880	USD	763,535	08/14/20	Goldman Sachs International	4,305
CZK	1,872,700	USD	79,881	07/17/20	JPMorgan Chase Bank N.A.	(929)
EUR	2,121,000	USD	2,380,823	07/02/20	Barclays Bank Plc	1,379
EUR	1,215,000	USD	1,361,623	07/23/20	Barclays Bank Plc	3,620
EUR	7,024,450	USD	7,918,619	08/14/20	Barclays Bank Plc	(21,724)
EUR	6,430,000	USD	7,225,383	07/16/20	BNP Paribas S.A.	(1,383)
EUR	2,947,300	USD	3,255,664	07/16/20	Citibank N.A.	55,579
EUR	3,596,640	USD	4,108,532	08/14/20	Deutsche Bank AG	(65,185)
EUR	3,534,500	USD	3,993,246	08/14/20	Goldman Sachs International	(19,757)
EUR	3,536,440	USD	4,008,233	08/14/20	HSBC Bank Plc	(32,563)
EUR	428,380	USD	487,728	08/14/20	Morgan Stanley & Co. International Plc	(6,143)
EUR	300,000	USD	338,963	08/14/20	State Street Bank London	(1,703)
GBP	1,366,740	USD	1,702,218	07/16/20	Citibank N.A.	(13,325)
GBP	580,000	USD	712,946	07/16/20	Goldman Sachs International	3,766
HUF	116,495,440	USD	379,328	08/14/20	Bank of America, N.A.	(10,321)
HUF	629,872,158	USD	2,079,322	08/14/20	Goldman Sachs International	(84,160)
HUF	122,528,330	USD	396,853	08/14/20	HSBC Bank Plc	(8,737)
HUF	905,579,000	USD	2,991,333	07/17/20	JPMorgan Chase Bank N.A.	(122,189)
HUF	257,950,120	USD	836,601	08/14/20	JPMorgan Chase Bank N.A.	(19,527)
HUF	104,027,810	USD	339,583	08/14/20	Morgan Stanley & Co. International Plc	(10,068)
HUF	14,400,000	USD	45,461	08/14/20	Natwest Markets Plc	152
HUF	139,104,840	USD	438,320	08/14/20	UBS AG	2,304
IDR	17,236,321,660	USD	1,194,603	08/14/20	HSBC Bank Plc	6,207
IDR	59,388,637,379	USD	4,218,243	07/15/20	JPMorgan Chase Bank N.A.	(66,962)
IDR	6,948,490,000	USD	482,836	07/20/20	JPMorgan Chase Bank N.A.	2,594
IDR	6,860,580,000	USD	482,358	07/22/20	JPMorgan Chase Bank N.A.	(3,177)
IDR	5,748,386,110	USD	398,060	08/14/20	JPMorgan Chase Bank N.A.	2,415
IDR	5,483,260,350	USD	377,245	08/14/20	Morgan Stanley & Co. International Plc	4,759
IDR	5,849,191,840	USD	407,269	08/14/20	UBS AG	229
INR	32,051,250	USD	418,282	08/14/20	Goldman Sachs International	4,497
INR	244,071,440	USD	3,209,977	08/14/20	HSBC Bank Plc	9,495
INR	61,376,570	USD	809,077	08/14/20	UBS AG	523
JPY	1,355,050	USD	12,638	08/14/20	Barclays Bank Plc	(71)
JPY	333,160,000	USD	3,094,352	07/16/20	Citibank N.A.	(5,747)
JPY	422,104,970	USD	3,957,844	08/14/20	Citibank N.A.	(43,237)
JPY	457,900,956	USD	4,215,235	07/16/20	Goldman Sachs & Co.	29,798
JPY	854,969,570	USD	8,003,038	08/14/20	Natwest Markets Plc	(74,038)
KRW	2,257,690,350	USD	1,870,497	07/15/20	JPMorgan Chase Bank N.A.	6,515
KRW	2,284,268,650	USD	1,897,564	07/20/20	JPMorgan Chase Bank N.A.	1,570
MXN	44,897,920	USD	1,973,288	08/14/20	Bank of America, N.A.	(41,320)
MXN	11,240,000	USD	495,919	08/14/20	Barclays Bank Plc	(12,259)
MXN	26,687,500	USD	1,165,979	08/14/20	Citibank N.A.	(17,608)
MXN	45,406,012	USD	1,844,536	07/16/20	Goldman Sachs & Co.	116,896
MXN	40,875,000	USD	1,884,214	07/09/20	Goldman Sachs International	(116,814)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
MXN	38,360,000	USD	1,715,328	07/16/20	Goldman Sachs International	$(58,266)
MXN	10,216,297	USD	446,464	08/14/20	Goldman Sachs International	(6,854)
MXN	9,686,672	USD	439,313	08/14/20	HSBC Bank Plc	(22,493)
MXN	49,680,900	USD	2,294,471	07/13/20	JPMorgan Chase Bank N.A.	(147,491)
MXN	14,210,921	USD	635,713	08/14/20	JPMorgan Chase Bank N.A.	(24,214)
MXN	42,812,748	USD	1,918,317	08/14/20	State Street Bank London	(76,073)
MYR	3,151,120	USD	737,277	08/14/20	Morgan Stanley & Co. International Plc	(3,132)
NOK	17,520,000	USD	1,739,016	07/16/20	Citibank N.A.	77,185
PEN	112,000	USD	32,610	07/16/20	JPMorgan Chase Bank N.A.	(939)
PEN	512,000	USD	148,191	07/20/20	JPMorgan Chase Bank N.A.	(3,421)
PHP	2,438,380	USD	48,714	08/14/20	Barclays Bank Plc	127
PHP	18,780,000	USD	375,803	07/15/20	JPMorgan Chase Bank N.A.	890
PLN	8,086,820	USD	2,055,684	08/14/20	Bank of America, N.A.	(11,024)
PLN	14,305,710	USD	3,646,801	08/14/20	Barclays Bank Plc	(29,766)
PLN	2,869,430	USD	724,635	08/14/20	Citibank N.A.	868
PLN	1,449,380	USD	365,631	08/14/20	Deutsche Bank AG	828
PLN	4,430,000	USD	1,124,007	08/14/20	HSBC Bank Plc	(3,933)
PLN	16,125,800	USD	4,104,976	07/17/20	JPMorgan Chase Bank N.A.	(28,121)
PLN	11,539,240	USD	2,913,092	08/14/20	JPMorgan Chase Bank N.A.	4,474
PLN	4,518,540	USD	1,147,710	08/14/20	UBS AG	(5,249)
RON	7,136,400	USD	1,666,799	08/20/20	JPMorgan Chase Bank N.A.	(15,894)
RON	249,150	USD	58,253	08/14/20	UBS AG	(595)
RUB	22,170,540	USD	309,861	08/14/20	Bank of America, N.A.	(248)
RUB	151,880,000	USD	2,183,263	07/16/20	Citibank N.A.	(55,042)
RUB	71,330,952	USD	889,109	07/16/20	Goldman Sachs & Co.	110,418
RUB	116,200,000	USD	1,631,839	07/16/20	Goldman Sachs International	(3,585)
RUB	235,321,290	USD	3,390,455	08/14/20	HSBC Bank Plc	(104,179)
RUB	20,855,620	USD	296,213	08/14/20	Natwest Markets Plc	(4,963)
THB	354,330,740	USD	11,385,035	08/14/20	Natwest Markets Plc	78,016
TRY	22,938,260	USD	3,293,875	08/14/20	Goldman Sachs International	16,669
TRY	26,464,300	USD	3,833,556	07/20/20	JPMorgan Chase Bank N.A.	11,633
UAH	64,004,230	USD	2,334,321	09/02/20	Goldman Sachs International	31,256
ZAR	47,480,000	USD	2,802,585	07/06/20	Bank of America, N.A.	(71,214)
ZAR	26,582,190	USD	1,520,911	08/14/20	Bank of America, N.A.	1,982
ZAR	61,500,300	USD	3,677,395	08/14/20	HSBC Bank Plc	(154,046)
ZAR	7,055,080	USD	405,775	07/20/20	JPMorgan Chase Bank N.A.	(540)
ZAR	1,930,000	USD	111,270	08/14/20	Morgan Stanley & Co. International Plc	(700)
ZAR	13,644,430	USD	776,055	08/14/20	Natwest Markets Plc	5,634
ZAR	13,710,580	USD	789,417	08/14/20	Toronto Dominion Bank	(3,939)
USD	3,225,350	AUD	4,659,540	08/14/20	Barclays Bank Plc	16,634
USD	12,483,587	AUD	18,771,200	07/16/20	Citibank N.A.	(441,538)
USD	905,077	AUD	1,435,322	07/16/20	JPMorgan Chase Bank N.A.	(83,231)
USD	4,359,727	AUD	6,315,760	08/14/20	JPMorgan Chase Bank N.A.	10,482
USD	3,928,276	AUD	5,744,270	08/14/20	Morgan Stanley & Co. International Plc	(27,421)
USD	1,549,410	BRL	8,331,180	08/14/20	Bank of America, N.A.	34,792
USD	1,341,474	BRL	6,593,880	08/14/20	Barclays Bank Plc	142,698
USD	1,463,724	BRL	8,310,000	07/16/20	Citibank N.A.	(48,837)
USD	1,481,789	BRL	8,550,000	07/16/20	Goldman Sachs & Co.	(74,455)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,263,183	BRL	6,580,000	08/14/20	Goldman Sachs International	$66,931
USD	1,087,887	BRL	5,442,700	07/15/20	JPMorgan Chase Bank N.A.	97,180
USD	563,869	BRL	3,120,000	07/16/20	JPMorgan Chase Bank N.A.	(4,024)
USD	941,473	BRL	5,154,000	07/22/20	JPMorgan Chase Bank N.A.	3,606
USD	2,263,280	BRL	11,884,510	08/14/20	Morgan Stanley & Co. International Plc	102,661
USD	1,869,509	BRL	9,470,000	07/06/20	Morgan Stanley Capital Services, Inc.	145,076
USD	4,190,789	CAD	5,740,000	07/16/20	BNP Paribas S.A.	(23,747)
USD	4,073,246	CAD	5,700,000	07/16/20	Citibank N.A.	(111,921)
USD	729,943	CAD	1,020,000	07/16/20	JPMorgan Chase Bank N.A.	(18,982)
USD	258,995	CLP	210,453,110	08/14/20	Deutsche Bank AG	2,315
USD	412,718	CLP	338,877,440	08/14/20	HSBC Bank Plc	(595)
USD	1,865,933	CLP	1,467,743,100	07/15/20	JPMorgan Chase Bank N.A.	76,681
USD	2,790,216	CLP	2,153,665,280	08/14/20	JPMorgan Chase Bank N.A.	163,492
USD	803,957	CNH	5,701,790	08/14/20	Barclays Bank Plc	(947)
USD	695,160	CNH	4,930,390	08/14/20	JPMorgan Chase Bank N.A.	(848)
USD	679,930	COP	2,544,978,160	08/14/20	Barclays Bank Plc	1,960
USD	392,386	COP	1,483,757,900	08/14/20	Deutsche Bank AG	(2,880)
USD	799,112	COP	2,987,878,530	08/14/20	HSBC Bank Plc	3,155
USD	4,582,067	COP	16,722,711,000	07/16/20	JPMorgan Chase Bank N.A.	115,696
USD	1,644,862	COP	6,046,511,490	08/14/20	JPMorgan Chase Bank N.A.	34,100
USD	259,233	EUR	230,000	07/27/20	Bank of America, N.A.	769
USD	1,150,306	EUR	1,025,000	07/31/20	Bank of America, N.A.	(1,646)
USD	1,590,507	EUR	1,411,050	08/14/20	Bank of America, N.A.	4,203
USD	2,353,420	EUR	2,121,000	07/02/20	Barclays Bank Plc	(28,782)
USD	2,541,919	EUR	2,265,000	07/23/20	Barclays Bank Plc	(3,165)
USD	2,382,443	EUR	2,121,000	08/03/20	Barclays Bank Plc	(1,412)
USD	3,233,970	EUR	2,848,790	08/14/20	Barclays Bank Plc	31,357
USD	1,295,420	EUR	1,145,000	07/08/20	BNP Paribas S.A.	9,256
USD	5,279,440	EUR	4,826,000	07/16/20	BNP Paribas S.A.	(142,492)
USD	5,860,852	EUR	5,210,000	10/16/20	BNP Paribas S.A.	(4,895)
USD	1,794,048	EUR	1,600,000	07/06/20	Citibank N.A.	(3,138)
USD	6,291,420	EUR	5,760,657	07/16/20	Citibank N.A.	(180,583)
USD	564,537	EUR	500,000	07/20/20	Citibank N.A.	2,745
USD	3,148,620	EUR	2,790,390	08/14/20	Citibank N.A.	11,660
USD	2,838,353	EUR	2,535,000	07/06/20	Deutsche Bank AG	(9,064)
USD	455,118	EUR	405,000	07/22/20	Deutsche Bank AG	46
USD	700,656	EUR	615,000	07/15/20	Goldman Sachs International	9,729
USD	670,132	EUR	595,000	07/24/20	Goldman Sachs International	1,542
USD	3,225,615	EUR	2,845,850	08/14/20	Goldman Sachs International	26,307
USD	2,094,840	EUR	1,840,000	09/15/20	Goldman Sachs International	24,825
USD	1,932,420	EUR	1,720,000	07/29/20	HSBC Bank USA, N.A.	(526)
USD	5,795,816	EUR	5,313,180	07/16/20	JPMorgan Chase Bank N.A.	(173,455)
USD	1,668,378	EUR	1,464,990	08/14/20	JPMorgan Chase Bank N.A.	21,435
USD	2,587,109	EUR	2,300,000	09/29/20	JPMorgan Chase Bank N.A.	(1,247)
USD	817,844	EUR	719,010	08/14/20	Natwest Markets Plc	9,532
USD	2,032,374	EUR	1,785,000	07/15/20	Standard Chartered Bank	27,000
USD	1,067,855	EUR	950,000	07/31/20	Standard Chartered Bank	192
USD	1,704,393	EUR	1,500,000	07/08/20	State Street Bank and Trust	19,462

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	851,958	EUR	755,000	07/27/20	State Street Bank and Trust	$3,522
USD	1,597,646	EUR	1,423,910	08/14/20	State Street Bank London	(3,115)
USD	794,043	EUR	704,440	08/14/20	UBS AG	2,110
USD	596,448	GBP	480,410	07/16/20	Citibank N.A.	2,801
USD	880,093	GBP	700,000	07/16/20	Goldman Sachs International	15,096
USD	614,538	GBP	495,000	07/29/20	HSBC Bank USA, N.A.	2,807
USD	473,068	GBP	380,000	07/16/20	Morgan Stanley Capital Services, Inc.	3,499
USD	932,195	GBP	741,000	07/06/20	Standard Chartered Bank	16,594
USD	267,312	GBP	215,000	07/22/20	UBS AG	1,624
USD	558,115	HUF	170,650,000	08/14/20	Morgan Stanley & Co. International Plc	17,570
USD	5,238,845	IDR	86,598,112,712	07/16/20	Citibank N.A.	(813,708)
USD	792,940	IDR	11,408,315,280	08/14/20	HSBC Bank Plc	(1,848)
USD	3,737,058	IDR	55,602,050,700	07/16/20	JPMorgan Chase Bank N.A.	(149,105)
USD	2,562,840	IDR	37,015,095,760	07/20/20	JPMorgan Chase Bank N.A.	(23,079)
USD	1,795,663	IDR	25,918,596,760	07/21/20	JPMorgan Chase Bank N.A.	(14,839)
USD	111,731	IDR	1,594,954,555	07/22/20	JPMorgan Chase Bank N.A.	330
USD	6,830,841	IDR	98,254,819,945	07/27/20	JPMorgan Chase Bank N.A.	(27,990)
USD	391,202	IDR	5,707,643,830	08/14/20	JPMorgan Chase Bank N.A.	(6,434)
USD	4,091,556	IDR	58,566,563,208	08/14/20	UBS AG	11,376
USD	834,562	INR	63,284,800	08/14/20	Citibank N.A.	(209)
USD	1,241,759	INR	95,133,130	08/14/20	HSBC Bank Plc	(13,113)
USD	3,991,057	JPY	424,331,850	08/14/20	Citibank N.A.	55,798
USD	2,328,455	JPY	249,757,790	08/14/20	Deutsche Bank AG	12,198
USD	155,786	JPY	16,762,421	07/16/20	Goldman Sachs & Co.	388
USD	3,341,041	JPY	366,280,000	07/16/20	Goldman Sachs International	(54,607)
USD	1,580,919	JPY	169,388,470	08/14/20	Goldman Sachs International	10,008
USD	1,203,039	JPY	127,840,000	07/16/20	JPMorgan Chase Bank N.A.	17,881
USD	4,080,791	JPY	434,951,480	08/14/20	Morgan Stanley & Co. International Plc	47,046
USD	1,875,470	KRW	2,257,690,350	07/15/20	JPMorgan Chase Bank N.A.	(1,542)
USD	1,892,361	KRW	2,284,268,650	07/20/20	JPMorgan Chase Bank N.A.	(6,774)
USD	2,587,348	MXN	63,623,134	07/16/20	Citibank N.A.	(161,021)
USD	1,810,744	MXN	40,875,000	07/09/20	Goldman Sachs International	43,344
USD	231,245	MXN	5,280,000	08/14/20	HSBC Bank Plc	4,045
USD	334,562	MXN	7,275,000	07/13/20	JPMorgan Chase Bank N.A.	20,170
USD	2,424,037	MXN	54,666,300	07/20/20	JPMorgan Chase Bank N.A.	63,877
USD	1,549,608	MXN	35,309,370	08/14/20	JPMorgan Chase Bank N.A.	30,237
USD	1,022,402	MXN	23,184,580	08/14/20	Natwest Markets Plc	24,763
USD	244,876	MYR	1,044,520	08/14/20	Morgan Stanley & Co. International Plc	1,525
USD	854,149	NOK	8,640,000	07/16/20	Citibank N.A.	(41,512)
USD	2,611,600	PEN	9,021,510	08/14/20	Barclays Bank Plc	61,752
USD	1,598,564	PEN	5,545,420	08/14/20	Citibank N.A.	31,202
USD	2,386,627	PEN	8,347,730	08/14/20	Goldman Sachs International	27,217
USD	495,457	PLN	1,955,000	07/17/20	JPMorgan Chase Bank N.A.	1,202
USD	265,575	RON	1,134,290	08/14/20	Citibank N.A.	3,076
USD	572,906	RON	2,468,930	08/14/20	Goldman Sachs International	1,542
USD	472,567	RON	2,050,000	08/14/20	UBS AG	(1,848)
USD	4,787,858	RUB	347,280,996	07/16/20	Goldman Sachs & Co.	(78,422)
USD	1,058,324	RUB	73,000,000	07/16/20	Goldman Sachs International	35,410

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	81,367	RUB	5,690,000	08/14/20	Goldman Sachs International	$1,905
USD	1,134,964	RUB	78,886,070	08/14/20	HSBC Bank Plc	33,315
USD	1,377,196	RUB	94,594,800	07/15/20	JPMorgan Chase Bank N.A.	51,525
USD	3,998,452	RUB	279,632,400	07/20/20	JPMorgan Chase Bank N.A.	81,992
USD	1,228,658	RUB	86,038,630	08/14/20	JPMorgan Chase Bank N.A.	27,124
USD	2,417,144	SAR	9,080,000	09/24/20	Citibank N.A.	(1,442)
USD	1,164,274	SAR	4,380,000	09/24/20	JPMorgan Chase Bank N.A.	(2,400)
USD	835,891	THB	26,012,940	08/14/20	Goldman Sachs International	(5,660)
USD	755,320	THB	23,365,810	08/14/20	JPMorgan Chase Bank N.A.	(594)
USD	786,681	TRY	5,451,700	08/14/20	Goldman Sachs International	(131)
USD	752,380	TWD	22,214,030	08/14/20	Bank of America, N.A.	(680)
USD	2,786,467	ZAR	47,480,000	07/06/20	Bank of America, N.A.	55,096
USD	3,075,917	ZAR	53,296,060	08/14/20	Bank of America, N.A.	22,589
USD	1,486,359	ZAR	25,900,000	08/14/20	Barclays Bank Plc	2,549
USD	832,536	ZAR	14,198,320	08/14/20	Deutsche Bank AG	19,115
USD	69,193	ZAR	1,179,840	08/14/20	Goldman Sachs International	1,600
USD	379,593	ZAR	6,550,470	08/14/20	HSBC Bank Plc	4,317
USD	406,584	ZAR	7,055,080	07/02/20	JPMorgan Chase Bank N.A.	536
USD	457,882	ZAR	7,785,000	07/13/20	JPMorgan Chase Bank N.A.	10,387
USD	3,539,399	ZAR	60,578,500	07/20/20	JPMorgan Chase Bank N.A.	59,848
USD	741,417	ZAR	12,790,030	08/14/20	JPMorgan Chase Bank N.A.	8,676
USD	1,610,300	ZAR	28,073,810	08/14/20	Morgan Stanley & Co. International Plc	1,953
USD	804,586	ZAR	13,658,550	08/14/20	Natwest Markets Plc	22,087
USD	850,138	ZAR	14,213,090	08/14/20	State Street Bank London	35,871
USD	1,212,053	ZAR	21,171,770	08/14/20	Toronto Dominion Bank	(877)

						$(2,612,476)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
10	10-Year Australian Bond Futures	Sep 2020	$1,024,408	$12,121
187	U.S. Treasury Note 2-Year	Sep 2020	41,294,860	19,846
104	U.S. Treasury Note 5-Year	Sep 2020	13,077,187	18,832
206	U.S. Ultra 10-Year Note	Sep 2020	32,441,781	99,532
59	U.S. Ultra Bond	Sep 2020	12,871,219	42,558

				$192,889

Sales
227	Euro 90-Day	Mar 2021	$56,636,500	$(74,814)
17	Euro-Bund	Sep 2020	3,370,394	(23,789)
3	Long Gilt	Sep 2020	510,204	(450)
141	U.S. Long Bond	Sep 2020	25,177,312	(38,281)
85	U.S. Treasury Note 10-Year	Sep 2020	11,829,609	(27,628)

				$(164,962)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Written Options

Written Currency Options

Type of Contract	Counterparty	Notional Value		Premiums Received	Value at June 30, 2020
CALL — USD/EUR Option Strike @ EUR 1.10
Expires 09/25/2020	JPMorgan Chase Bank N.A.	USD	(5,800,000)	$(34,249)	$(27,991)

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received		Value at June 30, 2020
CALL — U.S. Treasury Note 10-Year Futures Option	Citigroup Global Markets, Inc.	28	$(3,896,813)		$(8,686)		$(5,688)
Strike @ $140.00
Expires 07/24/2020
PUT — S&P 500 E-mini Futures Option	JPMorgan Chase Bank N.A.	11	(1,699,610)		(20,164)		(1,567)
Strike @ $2,500.00
Expires 07/17/2020
PUT — S&P 500 E-mini Futures Option	JPMorgan Chase Bank N.A.	24	(3,708,240)		(35,725)		(18,600)
Strike @ $2,500.00
Expires 08/21/2020
PUT — S&P 500 E-mini Futures Option	JPMorgan Chase Bank N.A.	16	(2,472,160)		(34,766)		(22,800)
Strike @ $2,500.00
Expires 09/18/2020

Total Written Futures Options				$(99,341)		$(48,655)

Total Written Options				$(133,590)		$(76,646)

OTC - Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1.87%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	$—	CNY	4,283,004	$(13,985)	$(13,985)
1.90%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—	CNY	14,686,329	(45,029)	(45,029)
2.51%	Quarterly	7-Day CNRR	Quarterly	03/18/25	Citibank N.A.	—	CNY	10,306,000	12,442	12,442
2.55%	Quarterly	7-Day CNRR	Quarterly	02/10/25	Bank of America, N.A.	—	CNY	4,620,000	7,315	7,315
2.56%	Quarterly	7-Day CNRR	Quarterly	03/18/25	Bank of America, N.A.	—	CNY	13,792,000	21,304	21,304
4.22%	At Maturity	BRL-CDI	At Maturity	01/02/23	Bank of America, N.A.	—	BRL	6,899,100	7,932	7,932

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

OTC — Interest Rate Swaps — continued

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
6.87%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	$—	BRL	7,210,000	$46,601	$46,601
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	—	BRL	1,800,000	13,948	13,948
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	1,105	BRL	2,100,000	16,273	15,168
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	1,320	BRL	2,156,000	16,707	15,387
7.04%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	1,400,000	11,085	11,085

						$2,425			$94,593	$92,168

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
5.12%	Monthly	1-Month TIIE	Monthly	06/13/25	$17	MXN	24,751,113	$13,895	$13,878
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	—	MXN	182,404,200	747,464	747,464
3-Month USD LIBOR	Quarterly	2.88%	Semi-Annual	05/15/44	10,190	USD	1,786,000	(785,985)	(796,175)
3-Month USD LIBOR	Quarterly	1.85%	Semi-Annual	11/15/44	4,987	USD	2,531,000	(541,910)	(546,897)
0.38%	Semi-Annual	3-Month USD LIBOR	Quarterly	08/31/24	12,810	USD	20,858,000	94,843	82,033
0.77%	Semi-Annual	3-Month USD LIBOR	Quarterly	03/24/27	82,071	USD	9,830,000	217,576	135,505

									$(364,192)

OTC — Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate		Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%	)	Quarterly	Daimler AG, 1.40%, 01/12/24	$17,561	$(19,195)	$(1,634)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

OTC — Credit Default Swaps — continued

Sell Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%	Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	$(15,672)	$9,254	$(6,418)

			Total OTC Credit Default Swaps				$1,889	$(9,941)	$(8,052)

Centrally Cleared Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate		Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
2,050,100	USD	06/20/25	(5.00%	)	Quarterly	CDX.NA.HY.34**	$(102,946)	$117,881	$14,935
18,810,000	USD	06/20/25	(5.00%	)	Quarterly	CDX.NA.IG.33***	275,053	(138,028)	137,025
9,310,000	USD	06/20/25	(5.00%	)	Quarterly	CDX.NA.IG.33***	143,231	(75,411)	67,820
7,505,000	USD	06/20/25	(5.00%	)	Quarterly	CDX.NA.IG.33***	107,207	(52,535)	54,672
9,405,000	USD	06/20/25	(5.00%	)	Quarterly	CDX.NA.IG.33***	17,453	51,060	68,513

							$439,998	$(97,033)	$342,965

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

***	CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.

U.S. Treasury securities in the amount of $89,810 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

Currency Abbreviations

ARS	— Argentine Peso
AUD	— Australian Dollar

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Currency Abbreviations — continued

BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Domincan Pesos
EGP	— Egyptian Pound
EUR	— Euro Currency
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krona
PEN	— Peruvian Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SAR	— Saudi Riyal
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	39.5
Sovereign Debt Obligations	33.2
Bank Loans	9.0
U.S. Government and Agency Obligations	4.7
Mortgage Backed Securities — Private Issuers	4.5
Asset Backed Securities	3.4
Convertible Debt	0.4
Mortgage Backed Securities — U.S. Government Agency Obligations	0.1
Convertible Preferred Stocks	0.1
Centrally Cleared Credit Default Swaps	0.0	*
Common Stocks	0.0	*
Preferred Stocks	0.0	*
Purchased Futures Options	0.0	*
OTC Interest Rate Swaps	0.0	*
Purchased Currency Options	0.0	*
Futures Contracts	0.0	*
OTC Credit Default Swaps	0.0	*
Written Currency Options	0.0	*
Written Futures Options	0.0	*
Centrally Cleared Interest Rate Swaps	0.0	*
Forward Foreign Currency Contracts	(0.6)
Short-Term Investments	1.9
Other Assets and Liabilities (net)	3.8

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.